Schedule of Investments (unaudited) May 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)	$44	$47,160

Aerospace & Defense — 1.2%
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	25	30,679
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	115	98,059
3.38%, 06/15/46 (Call 12/15/45)	97	74,927
3.55%, 03/01/38 (Call 09/01/37)	125	102,675
3.60%, 05/01/34 (Call 02/01/34)	200	181,358
3.65%, 03/01/47 (Call 09/01/46)	10	8,370
3.75%, 02/01/50 (Call 08/01/49)	110	95,452
3.85%, 11/01/48 (Call 05/01/48)	50	43,314
3.90%, 05/01/49 (Call 11/01/48)	20	17,205
5.71%, 05/01/40 (Call 11/01/39)	200	219,688
5.81%, 05/01/50 (Call 11/01/49)	200	226,662
5.88%, 02/15/40	20	21,654
5.93%, 05/01/60 (Call 11/01/59)	200	233,340
6.13%, 02/15/33	50	56,407
6.88%, 03/15/39	60	70,862
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/14/42)	26	30,003
4.25%, 04/01/50 (Call 10/01/49)	50	65,151
Howmet Aerospace Inc., 5.95%, 02/01/37	50	48,956
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	25	30,687
5.05%, 04/27/45 (Call 10/27/44)	60	74,918
6.15%, 12/15/40	10	13,647
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)	75	90,042
3.80%, 03/01/45 (Call 09/01/44)	35	42,387
4.07%, 12/15/42	100	124,800
4.09%, 09/15/52 (Call 03/15/52)	40	51,456
4.50%, 05/15/36 (Call 11/15/35)	56	71,620
4.70%, 05/15/46 (Call 11/15/45)	147	200,443
5.72%, 06/01/40	25	36,176
Series B, 6.15%, 09/01/36	50	72,698
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	100	115,434
4.03%, 10/15/47 (Call 04/15/47)	88	106,868
4.75%, 06/01/43	28	36,385
5.05%, 11/15/40	35	46,153
5.25%, 05/01/50 (Call 11/01/49)	125	181,190
Northrop Grumman Systems Corp., 7.75%, 02/15/31	25	37,533
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	10	11,396
4.70%, 12/15/41	20	23,431
4.88%, 10/15/40	41	50,005
Raytheon Technologies Corp.
3.75%, 11/01/46 (Call 05/01/46)	150	169,428
4.05%, 05/04/47 (Call 11/04/46)	50	59,027
4.15%, 05/15/45 (Call 11/16/44)	69	82,041
4.45%, 11/16/38 (Call 05/16/38)	50	60,544
4.50%, 06/01/42	264	324,123
4.63%, 11/16/48 (Call 05/16/48)	95	123,045
5.40%, 05/01/35	35	46,727
5.70%, 04/15/40	25	34,366
6.05%, 06/01/36	35	48,528
6.13%, 07/15/38	67	95,812

Security	Par (000)	Value

Aerospace & Defense (continued)
Rockwell Collins Inc.
4.35%, 04/15/47 (Call 10/15/46)	$60	$69,795
4.80%, 12/15/43 (Call 06/15/43)	80	97,851

		4,253,318

Agriculture — 0.8%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	126	124,203
4.25%, 08/09/42	153	158,292
4.50%, 05/02/43	50	53,472
5.38%, 01/31/44	114	134,528
5.80%, 02/14/39 (Call 08/14/38)	45	54,812
5.95%, 02/14/49 (Call 08/14/48)	135	173,657
6.20%, 02/14/59 (Call 08/14/58)	50	64,545
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)	50	57,835
4.02%, 04/16/43	135	159,557
4.50%, 03/15/49 (Call 09/15/48)	65	85,496
BAT Capital Corp.
4.39%, 08/15/37 (Call 02/15/37)	135	142,379
4.54%, 08/15/47 (Call 02/15/47)	160	169,835
4.76%, 09/06/49 (Call 03/06/49)	125	136,585
Cargill Inc., 3.88%, 05/23/49 (Call 11/23/48)(a)	100	114,881
Philip Morris International Inc.
3.88%, 08/21/42	44	48,408
4.13%, 03/04/43	50	56,875
4.25%, 11/10/44	115	135,518
4.38%, 11/15/41	107	125,313
4.50%, 03/20/42	110	130,522
4.88%, 11/15/43	70	87,525
6.38%, 05/16/38	25	36,439
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	85	101,019
5.85%, 08/15/45 (Call 02/12/45)	151	181,875
7.25%, 06/15/37	61	79,320

		2,612,891

Apparel — 0.1%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	45	51,191
3.38%, 03/27/50 (Call 09/27/49)	100	115,869
3.63%, 05/01/43 (Call 11/01/42)	35	40,575
3.88%, 11/01/45 (Call 05/01/45)	95	116,626

		324,261

Auto Manufacturers — 0.3%
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	61	80,680
Daimler Finance North America LLC, 8.50%, 01/18/31	175	250,138
Ford Motor Co.
4.75%, 01/15/43	155	118,443
5.29%, 12/08/46 (Call 06/08/46)	85	67,090
7.40%, 11/01/46	25	22,601
7.45%, 07/16/31	130	129,211
9.98%, 02/15/47	15	16,896
General Motors Co.
5.00%, 04/01/35	73	73,215
5.15%, 04/01/38 (Call 10/01/37)	60	57,125
5.20%, 04/01/45	105	97,575
5.40%, 04/01/48 (Call 10/01/47)	45	42,777
5.95%, 04/01/49 (Call 10/01/48)	55	56,608
6.25%, 10/02/43	68	70,814
6.60%, 04/01/36 (Call 10/01/35)	76	81,082

1

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
6.75%, 04/01/46 (Call 10/01/45)	$28	$30,531

		1,194,786

Auto Parts & Equipment — 0.1%
Aptiv PLC
4.40%, 10/01/46 (Call 04/01/46)	25	20,740
5.40%, 03/15/49 (Call 09/15/48)	35	32,751
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	51	49,254
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	10	8,896
5.25%, 05/15/49 (Call 11/15/48)	70	63,478

		175,119

Banks — 4.4%
Bank of America Corp.
4.08%, 04/23/40 (Call 04/23/39)(b)	153	179,646
4.08%, 03/20/51 (Call 03/20/50)(b)	400	477,312
4.24%, 04/24/38 (Call 04/24/37)(b)	231	271,899
4.33%, 03/15/50 (Call 03/15/49)(b)	50	61,806
4.44%, 01/20/48 (Call 01/20/47)(b)	365	453,815
4.88%, 04/01/44	20	25,781
5.00%, 01/21/44	137	179,899
5.88%, 02/07/42	60	85,799
7.75%, 05/14/38	185	289,532
Series L, 4.75%, 04/21/45	105	130,901
Barclays Bank PLC, 6.86%, (Call 06/15/32)(a)(b)(c)(d)	25	30,404
Barclays PLC, 4.95%, 01/10/47	235	291,346
Citigroup Inc.
2.57%, 06/03/31 (Call 06/03/30)(b)	200	200,108
3.88%, 01/24/39 (Call 01/22/38)(b)	90	99,826
4.28%, 04/24/48 (Call 10/24/47)(b)	77	90,338
4.65%, 07/30/45	77	94,444
4.65%, 07/23/48 (Call 06/23/48)	111	137,493
4.75%, 05/18/46	100	120,556
5.30%, 05/06/44	121	152,749
5.88%, 01/30/42	35	49,666
6.00%, 10/31/33	86	110,736
6.13%, 08/25/36	100	129,990
6.63%, 06/15/32	113	149,504
6.68%, 09/13/43	55	79,921
8.13%, 07/15/39	136	228,419
Commonwealth Bank of Australia
3.74%, 09/12/39(a)	200	203,980
3.90%, 07/12/47(a)	165	193,109
Cooperatieve Rabobank UA
5.25%, 05/24/41	25	34,905
5.25%, 08/04/45	260	337,197
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	100	131,352
Fifth Third Bancorp., 8.25%, 03/01/38	77	114,600
Goldman Sachs Capital I, 6.35%, 02/15/34	155	201,432
Goldman Sachs Group Inc. (The)
4.02%, 10/31/38 (Call 10/31/37)(b)	101	112,126
4.41%, 04/23/39 (Call 04/23/38)(b)	70	80,633
4.75%, 10/21/45 (Call 04/21/45)	152	188,591
4.80%, 07/08/44 (Call 01/08/44)	151	186,375
5.15%, 05/22/45	125	156,341
6.13%, 02/15/33	10	13,732
6.25%, 02/01/41	271	382,053
6.45%, 05/01/36	75	100,012
6.75%, 10/01/37	288	400,576

Security	Par (000)	Value

Banks (continued)
HSBC Capital Funding Dollar 1 LP, 10.18%, (Call 06/30/30)(a)(b)(c)	$50	$76,856
HSBC Holdings PLC
6.10%, 01/14/42	100	139,628
6.50%, 05/02/36	220	295,805
6.50%, 09/15/37	160	214,806
6.80%, 06/01/38	235	324,507
7.63%, 05/17/32	25	34,472
JPMorgan Chase & Co.
3.11%, 04/22/41 (Call 04/22/40)(b)	135	141,147
3.11%, 04/22/51 (Call 04/22/50)(b)	235	239,754
3.88%, 07/24/38 (Call 07/24/37)(b)	181	206,411
3.90%, 01/23/49 (Call 01/23/48)(b)	102	118,045
3.96%, 11/15/48 (Call 11/15/47)(b)	265	308,137
4.03%, 07/24/48 (Call 07/24/47)(b)	115	135,342
4.26%, 02/22/48 (Call 02/22/47)(b)	110	132,981
4.85%, 02/01/44	81	105,970
4.95%, 06/01/45	150	194,437
5.40%, 01/06/42	66	90,651
5.50%, 10/15/40	111	151,798
5.60%, 07/15/41	98	138,349
5.63%, 08/16/43	95	130,982
6.40%, 05/15/38	143	212,344
KfW
0.00%, 04/18/36(e)	155	123,191
0.00%, 06/29/37(e)	145	113,107
Lloyds Banking Group PLC, 5.30%, 12/01/45	200	254,836
Mitsubishi UFJ Financial Group Inc.
4.15%, 03/07/39	111	127,566
4.29%, 07/26/38	115	134,504
Morgan Stanley
3.97%, 07/22/38 (Call 07/22/37)(b)	110	126,092
4.30%, 01/27/45	146	176,626
4.38%, 01/22/47	155	194,782
4.46%, 04/22/39 (Call 04/22/38)(b)	102	123,640
5.60%, 03/24/51 (Call 03/24/50)(b)	100	144,148
6.38%, 07/24/42	187	280,304
7.25%, 04/01/32	94	137,870
RBS Capital Trust II, 6.43%, (Call 01/03/34)(b)(c)	25	35,565
Regions Financial Corp., 7.38%, 12/10/37	35	48,656
Royal Bank of Scotland Group PLC, 7.65%, (Call 09/30/31)(b)(c)	50	70,579
Standard Chartered PLC, 5.70%, 03/26/44(a)	210	247,147
Wachovia Corp., 5.50%, 08/01/35	50	63,163
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/29/40)(b)	250	252,770
3.90%, 05/01/45	75	84,838
4.40%, 06/14/46	95	107,587
4.65%, 11/04/44	235	281,492
4.75%, 12/07/46	195	232,387
4.90%, 11/17/45	160	194,290
5.01%, 04/04/51 (Call 04/04/50)(b)	400	527,388
5.38%, 02/07/35	101	132,414
5.38%, 11/02/43	51	64,987
5.61%, 01/15/44	135	178,151
Wells Fargo Bank N.A., 6.60%, 01/15/38	260	362,406
Westpac Banking Corp., 4.42%, 07/24/39	100	111,876

		15,283,688

2

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages — 1.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	$260	$295,019
4.90%, 02/01/46 (Call 08/01/45)	579	671,125
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	10	10,408
4.63%, 02/01/44	100	112,701
4.70%, 02/01/36 (Call 08/01/35)	40	45,231
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	70	71,259
4.35%, 06/01/40 (Call 12/01/39)	210	234,767
4.38%, 04/15/38 (Call 10/15/37)	175	194,220
4.44%, 10/06/48 (Call 04/06/48)	201	219,729
4.60%, 04/15/48 (Call 10/15/47)	245	272,021
4.60%, 06/01/60 (Call 12/01/59)	125	141,632
4.75%, 04/15/58 (Call 10/15/57)	210	237,523
4.90%, 01/23/31 (Call 10/23/30)	185	226,877
5.45%, 01/23/39 (Call 07/23/38)	39	47,767
5.55%, 01/23/49 (Call 07/23/48)	210	264,195
5.80%, 01/23/59 (Call 07/23/58)	115	152,109
5.88%, 06/15/35	75	97,614
8.20%, 01/15/39	165	256,601
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	10	11,138
4.50%, 07/15/45 (Call 01/15/45)	97	116,881
Coca-Cola Co. (The)
2.60%, 06/01/50	200	197,698
4.20%, 03/25/50	115	148,505
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	60	62,080
4.10%, 02/15/48 (Call 08/15/47)	40	43,244
4.50%, 05/09/47 (Call 11/09/46)	65	73,800
5.25%, 11/15/48 (Call 05/15/48)	25	31,372
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	35	41,486
5.88%, 09/30/36	45	62,885
Diageo Investment Corp., 4.25%, 05/11/42	47	57,128
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	150	152,556
Heineken NV, 4.35%, 03/29/47 (Call 09/29/46)(a)	25	29,600
Keurig Dr Pepper Inc.
3.80%, 05/01/50 (Call 11/01/49)	50	55,202
4.42%, 12/15/46 (Call 06/15/46)	60	70,355
4.50%, 11/15/45 (Call 08/15/45)	60	70,837
5.09%, 05/25/48 (Call 11/25/47)	48	62,547
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	136	127,609
5.00%, 05/01/42	85	87,563
PepsiCo Inc.
3.38%, 07/29/49 (Call 01/29/49)	50	57,205
3.45%, 10/06/46 (Call 04/06/46)	145	165,584
3.50%, 03/19/40 (Call 09/19/39)	100	119,818
3.60%, 08/13/42	75	88,144
3.88%, 03/19/60 (Call 09/19/59)	100	124,902
4.00%, 03/05/42	50	61,632
4.00%, 05/02/47 (Call 11/02/46)	104	128,086
4.25%, 10/22/44 (Call 04/22/44)	70	88,191
4.45%, 04/14/46 (Call 10/14/45)	85	111,267
4.60%, 07/17/45 (Call 01/17/45)	35	46,134

		6,044,247

Security	Par (000)	Value

Biotechnology — 0.7%
Amgen Inc.
3.15%, 02/21/40 (Call 08/21/39)	$200	$210,908
3.38%, 02/21/50 (Call 08/21/49)	110	118,199
4.40%, 05/01/45 (Call 11/01/44)	120	147,149
4.56%, 06/15/48 (Call 12/15/47)	100	125,717
4.66%, 06/15/51 (Call 12/15/50)	285	372,324
4.95%, 10/01/41	20	25,780
5.15%, 11/15/41 (Call 05/15/41)	85	113,136
5.65%, 06/15/42 (Call 12/15/41)	85	116,120
5.75%, 03/15/40(d)	15	20,362
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	59	81,692
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	100	97,932
5.20%, 09/15/45 (Call 03/15/45)	119	155,676
Gilead Sciences Inc.
4.00%, 09/01/36 (Call 03/01/36)	27	33,106
4.15%, 03/01/47 (Call 09/01/46)	195	245,201
4.50%, 02/01/45 (Call 08/01/44)	125	160,253
4.60%, 09/01/35 (Call 03/01/35)	160	209,997
4.75%, 03/01/46 (Call 09/01/45)	126	168,507
4.80%, 04/01/44 (Call 10/01/43)	110	145,589

		2,547,648

Building Materials — 0.3%
Carrier Global Corp.
3.38%, 04/05/40 (Call 10/05/39)(a)	100	89,125
3.58%, 04/05/50 (Call 10/05/49)(a)	120	106,178
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	40	45,702
4.63%, 07/02/44 (Call 01/02/44)	100	112,768
4.95%, 07/02/64 (Call 01/02/64)(f)	18	20,990
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	55	56,444
Masco Corp., 4.50%, 05/15/47 (Call 11/15/46)	42	42,123
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	55	52,123
4.40%, 01/30/48 (Call 07/30/47)	35	33,876
7.00%, 12/01/36	20	25,115
Votorantim Cimentos International SA, 7.25%, 04/05/41(g)	200	221,786
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	35	37,092
4.70%, 03/01/48 (Call 09/01/47)	35	37,695

		881,017

Chemicals — 0.9%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	35	35,527
Ashland LLC, 6.88%, 05/15/43 (Call 02/15/43)	25	28,169
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(g)	200	197,480
CF Industries Inc.
4.95%, 06/01/43	67	70,827
5.15%, 03/15/34	35	36,840
5.38%, 03/15/44	60	65,035
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	75	82,207
4.38%, 11/15/42 (Call 05/15/42)	112	123,157
4.63%, 10/01/44 (Call 04/01/44)	45	50,267
4.80%, 05/15/49 (Call 11/15/48)(d)	40	46,647
5.25%, 11/15/41 (Call 08/15/41)	46	54,383
5.55%, 11/30/48 (Call 05/30/48)	60	76,524
9.40%, 05/15/39	31	51,130

3

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	$145	$183,015
5.42%, 11/15/48 (Call 05/15/48)	130	171,565
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	94	103,333
4.80%, 09/01/42 (Call 03/01/42)	30	33,062
Ecolab Inc.
3.95%, 12/01/47 (Call 06/01/47)	87	105,386
5.50%, 12/08/41	30	39,815
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	20	22,450
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(a)(g)	35	39,902
International Flavors & Fragrances Inc., 4.38%, 06/01/47 (Call 12/01/46)	65	66,507
Lubrizol Corp. (The), 6.50%, 10/01/34	10	15,507
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	103	117,517
5.25%, 07/15/43	78	91,978
LYB International Finance III LLC
4.20%, 10/15/49 (Call 04/15/49)	30	31,924
4.20%, 05/01/50 (Call 11/01/49)	50	52,829
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	66	70,796
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	35	24,614
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)	61	61,659
5.63%, 11/15/43 (Call 05/15/43)	50	50,896
Nutrien Ltd.
4.13%, 03/15/35 (Call 09/15/34)	35	37,685
4.90%, 06/01/43 (Call 12/01/42)	50	57,783
5.00%, 04/01/49 (Call 10/01/48)	65	79,886
5.25%, 01/15/45 (Call 07/15/44)	20	24,311
5.63%, 12/01/40	46	55,218
6.13%, 01/15/41 (Call 07/15/40)	50	62,585
Orbia Advance Corp. SAB de CV, 5.50%, 01/15/48 (Call 07/15/47)(g)	200	199,870
Praxair Inc., 3.55%, 11/07/42 (Call 05/07/42)	35	39,204
RPM International Inc., 4.25%, 01/15/48 (Call 07/15/47)	50	47,689
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	60	63,799
4.50%, 06/01/47 (Call 12/01/46)	110	130,571
4.55%, 08/01/45 (Call 02/01/45)	10	11,606
Syngenta Finance NV, 5.68%, 04/24/48 (Call 10/24/47)(a)	25	23,543
Westlake Chemical Corp.
4.38%, 11/15/47 (Call 05/15/47)	45	40,331
5.00%, 08/15/46 (Call 02/15/46)	56	54,390

		3,129,419

Commercial Services — 0.7%
ADT Security Corp. (The), 4.88%, 07/15/32(a)	56	53,300
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	10	11,143
4.70%, 11/01/2111	10	13,161
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	17	23,990
DP World PLC, 6.85%, 07/02/37(a)	200	234,928
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)	80	74,856
5.63%, 03/15/42(a)	10	11,181
7.00%, 10/15/37(a)	145	185,540
George Washington University (The)
4.87%, 09/15/45	25	32,787
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	75	89,149

Security	Par (000)	Value

Commercial Services (continued)
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	$45	$41,800
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	10	14,038
Series B, 4.32%, 04/01/49 (Call 10/01/48)	26	30,878
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	75	93,776
Massachusetts Institute of Technology
3.89%, 07/01/2116	50	62,489
3.96%, 07/01/38	65	81,293
4.68%, 07/01/2114	55	80,830
5.60%, 07/01/2111	55	97,241
Moody’s Corp.
4.88%, 12/17/48 (Call 06/17/48)	45	57,883
5.25%, 07/15/44	36	46,417
PayPal Holdings Inc., 3.25%, 06/01/50 (Call 12/01/49)	100	107,199
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	25	28,425
4.88%, 10/15/40	105	144,310
Princeton University, 5.70%, 03/01/39	100	151,739
S&P Global Inc.
3.25%, 12/01/49 (Call 06/01/49)	36	38,426
4.50%, 05/15/48 (Call 11/15/47)	35	44,966
United Rentals North America Inc., 4.00%, 07/15/30 (Call 07/15/25)	45	43,832
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	216	254,383
University of Southern California, 3.03%, 10/01/39	95	102,411
Verisk Analytics Inc., 5.50%, 06/15/45 (Call 12/15/44)	10	12,811
William Marsh Rice University, 3.57%, 05/15/45	170	198,951

		2,464,133

Computers — 1.0%
Apple Inc.
2.65%, 05/11/50 (Call 11/11/49)	200	206,340
3.45%, 02/09/45	180	208,136
3.75%, 11/13/47 (Call 05/13/47)	15	18,206
3.85%, 05/04/43	220	270,420
3.85%, 08/04/46 (Call 02/04/46)	180	220,957
4.25%, 02/09/47 (Call 08/09/46)	120	155,786
4.38%, 05/13/45	231	303,338
4.45%, 05/06/44	35	46,282
4.50%, 02/23/36 (Call 08/23/35)	145	189,255
4.65%, 02/23/46 (Call 08/23/45)	190	261,548
Dell Inc.
5.40%, 09/10/40	25	24,190
6.50%, 04/15/38	25	25,976
Dell International LLC/EMC Corp.
6.20%, 07/15/30 (Call 04/15/30)(a)	50	56,985
8.10%, 07/15/36 (Call 01/15/36)(a)	147	177,876
8.35%, 07/15/46 (Call 01/15/46)(a)	140	177,379
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	78	93,560
6.35%, 10/15/45 (Call 04/15/45)	100	116,999
HP Inc., 6.00%, 09/15/41	112	126,864
International Business Machines Corp.
4.00%, 06/20/42	215	250,780
4.15%, 05/15/39	120	142,331
4.25%, 05/15/49	100	123,445
4.70%, 02/19/46	130	167,342
5.60%, 11/30/39	90	124,416

4

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	$35	$36,995

		3,525,406

Cosmetics & Personal Care — 0.3%
Avon Products Inc., 8.95%, 03/15/43	20	21,191
Colgate-Palmolive Co., 4.00%, 08/15/45	100	129,378
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	26	27,749
4.15%, 03/15/47 (Call 09/15/46)	10	12,328
4.38%, 06/15/45 (Call 12/15/44)	50	62,719
6.00%, 05/15/37	35	49,468
Procter & Gamble Co. (The)
3.50%, 10/25/47	110	134,884
3.60%, 03/25/50	150	188,362
5.55%, 03/05/37	10	14,971
Unilever Capital Corp., 5.90%, 11/15/32	151	217,310

		858,360

Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	60	63,947
4.20%, 05/15/47 (Call 11/15/46)	35	39,614
4.60%, 06/15/45 (Call 12/15/44)	50	61,229

		164,790

Diversified Financial Services — 0.9%
Ally Financial Inc., 8.00%, 11/01/31	150	187,783
American Express Co., 4.05%, 12/03/42	135	158,772
Blackstone Holdings Finance Co. LLC
3.50%, 09/10/49 (Call 03/10/49)(a)	50	48,894
4.00%, 10/02/47 (Call 04/02/47)(a)	10	10,509
5.00%, 06/15/44(a)	45	53,833
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	83	84,940
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	10	8,590
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)	10	13,444
5.30%, 09/15/43 (Call 03/15/43)	77	113,523
Credit Suisse USA Inc., 7.13%, 07/15/32	210	310,382
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	810	807,319
Intercontinental Exchange Inc., 4.25%, 09/21/48 (Call 03/21/48)	135	166,428
Invesco Finance PLC, 5.38%, 11/30/43	20	21,742
Jefferies Group LLC, 6.25%, 01/15/36	75	82,474
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)	45	52,232
Legg Mason Inc., 5.63%, 01/15/44	50	60,063
Mastercard Inc.
3.65%, 06/01/49 (Call 12/01/48)	65	78,059
3.80%, 11/21/46 (Call 05/21/46)	60	74,900
3.85%, 03/26/50 (Call 09/26/49)	85	108,247
3.95%, 02/26/48 (Call 08/26/47)	30	37,267
Navient Corp., 5.63%, 08/01/33	50	38,399
Raymond James Financial Inc., 4.95%, 07/15/46	70	82,703
Visa Inc.
3.65%, 09/15/47 (Call 03/15/47)	25	30,972
4.15%, 12/14/35 (Call 06/14/35)	200	257,374
4.30%, 12/14/45 (Call 06/14/45)	258	340,962
Western Union Co. (The), 6.20%, 11/17/36	26	28,659

		3,258,470

Electric — 5.9%
Abu Dhabi National Energy Co. PJSC, 6.50%, 10/27/36(a)	125	161,935

Security	Par (000)	Value

Electric (continued)
AEP Transmission Co. LLC
3.15%, 09/15/49 (Call 03/15/49)	$10	$10,473
3.75%, 12/01/47 (Call 06/01/47)	30	34,308
3.80%, 06/15/49 (Call 12/15/48)	50	58,139
Alabama Power Co.
3.45%, 10/01/49 (Call 04/01/49)	50	54,496
4.15%, 08/15/44 (Call 02/15/44)	50	58,860
6.00%, 03/01/39	80	111,138
Series A, 4.30%, 07/15/48 (Call 01/15/48)	50	60,916
Series B, 3.70%, 12/01/47 (Call 06/01/47)	85	95,711
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)	50	57,182
4.15%, 03/15/46 (Call 09/15/45)	60	72,777
Appalachian Power Co., 7.00%, 04/01/38	76	105,353
Arizona Public Service Co.
3.50%, 12/01/49 (Call 06/01/49)	45	47,398
3.75%, 05/15/46 (Call 11/15/45)	55	60,623
4.35%, 11/15/45 (Call 05/15/45)	40	46,929
4.50%, 04/01/42 (Call 10/01/41)	36	42,432
5.05%, 09/01/41 (Call 03/01/41)	10	12,235
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	50	61,665
Baltimore Gas & Electric Co.
3.75%, 08/15/47 (Call 02/15/47)	25	28,090
4.25%, 09/15/48 (Call 03/15/48)	10	12,221
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(a)	45	52,812
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)	75	86,120
4.25%, 10/15/50 (Call 04/15/50)(a)	85	106,280
4.45%, 01/15/49 (Call 07/15/48)	50	63,448
4.50%, 02/01/45 (Call 08/01/44)	83	102,540
5.15%, 11/15/43 (Call 05/15/43)	60	80,226
6.13%, 04/01/36	145	209,199
Black Hills Corp.
4.20%, 09/15/46 (Call 03/15/46)	10	10,334
4.35%, 05/01/33 (Call 02/01/33)	85	94,345
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	50	55,959
3.95%, 03/01/48 (Call 09/01/47)	60	71,265
4.50%, 04/01/44 (Call 10/01/43)	100	125,382
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	10	12,349
CMS Energy Corp., 4.88%, 03/01/44 (Call 09/01/43)	75	94,414
Commonwealth Edison Co.
3.65%, 06/15/46 (Call 12/15/45)	100	113,474
3.70%, 03/01/45 (Call 09/01/44)	110	125,251
4.00%, 03/01/49 (Call 09/01/48)	40	48,087
4.70%, 01/15/44 (Call 04/15/43)	10	12,877
5.90%, 03/15/36	25	34,819
6.45%, 01/15/38	25	37,081
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	25	28,753
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	35	37,183
Connecticut Light & Power Co. (The)
4.30%, 04/15/44 (Call 10/15/43)	85	104,831
Series A, 4.15%, 06/01/45 (Call 12/01/44)	10	12,203
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	35	39,417
4.45%, 03/15/44 (Call 09/15/43)	85	103,041
4.50%, 12/01/45 (Call 06/01/45)	65	79,711
4.50%, 05/15/58 (Call 11/15/57)	50	61,651
4.63%, 12/01/54 (Call 06/01/54)	100	124,959

5

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.70%, 06/15/40	$10	$13,101
Series 06-A, 5.85%, 03/15/36	10	13,327
Series 07-A, 6.30%, 08/15/37	25	35,361
Series 08-B, 6.75%, 04/01/38	105	155,244
Series 09-C, 5.50%, 12/01/39	15	19,957
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	80	90,313
Series A, 4.13%, 05/15/49 (Call 11/15/48)	25	29,638
Series C, 4.00%, 11/15/57 (Call 05/15/57)	75	85,478
Series C, 4.30%, 12/01/56 (Call 06/01/56)	35	41,238
Series E, 4.65%, 12/01/48 (Call 06/01/48)	70	88,960
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)	46	50,232
4.05%, 05/15/48 (Call 11/15/47)	145	180,599
4.35%, 04/15/49 (Call 10/15/48)	25	32,891
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	50	54,482
Dominion Energy Inc.
7.00%, 06/15/38	60	84,529
Series A, 4.60%, 03/15/49 (Call 09/15/48)	50	60,752
Series B, 5.95%, 06/15/35	100	126,928
Series C, 4.90%, 08/01/41 (Call 02/01/41)	60	70,753
Series E, 6.30%, 03/15/33	25	32,335
Series F, 5.25%, 08/01/33	50	58,456
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	30	37,565
5.10%, 06/01/65 (Call 12/01/64)	65	90,746
5.30%, 05/15/33	26	34,627
5.45%, 02/01/41 (Call 08/01/40)	25	33,715
6.05%, 01/15/38	61	85,915
6.63%, 02/01/32	20	28,400
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	10	10,376
3.70%, 03/15/45 (Call 09/15/44)	65	73,961
3.70%, 06/01/46 (Call 12/01/45)	10	11,349
3.75%, 08/15/47 (Call 02/15/47)	35	40,608
3.95%, 03/01/49 (Call 09/01/48)	40	48,219
4.30%, 07/01/44 (Call 01/01/44)	50	61,585
Series A, 4.00%, 04/01/43 (Call 10/01/42)	10	11,790
Series A, 4.05%, 05/15/48 (Call 11/15/47)	60	73,192
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	35	38,039
3.70%, 12/01/47 (Call 06/01/47)	75	86,959
3.75%, 06/01/45 (Call 12/01/44)	50	57,780
3.88%, 03/15/46 (Call 09/15/45)	60	71,038
4.25%, 12/15/41 (Call 06/15/41)	40	48,919
5.30%, 02/15/40	13	17,640
6.00%, 01/15/38	30	43,303
6.10%, 06/01/37	18	25,137
6.45%, 10/15/32	10	13,677
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	120	132,871
3.95%, 08/15/47 (Call 02/15/47)	65	74,574
4.20%, 06/15/49 (Call 12/15/48)	85	101,364
4.80%, 12/15/45 (Call 06/15/45)	50	62,902
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	50	55,342
3.85%, 11/15/42 (Call 05/15/42)	25	28,933
4.20%, 07/15/48 (Call 01/15/48)	10	12,455
5.65%, 04/01/40	10	13,922
6.35%, 09/15/37	25	36,612

Security	Par (000)	Value

Electric (continued)
6.40%, 06/15/38	$58	$87,253
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 12/15/45)	35	40,235
6.12%, 10/15/35	50	70,072
6.45%, 04/01/39	35	51,233
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	30	32,520
Duke Energy Ohio Inc., 3.70%, 06/15/46 (Call 12/15/45)	20	22,894
Duke Energy Progress LLC
3.60%, 09/15/47 (Call 03/15/47)	50	56,661
3.70%, 10/15/46 (Call 04/15/46)	50	57,220
4.10%, 05/15/42 (Call 11/15/41)	35	41,684
4.10%, 03/15/43 (Call 09/15/42)	25	29,854
4.15%, 12/01/44 (Call 06/01/44)	55	66,458
4.20%, 08/15/45 (Call 02/15/45)	70	85,526
4.38%, 03/30/44 (Call 09/30/43)	25	30,722
6.30%, 04/01/38	75	108,991
E.ON International Finance BV, 6.65%, 04/30/38(a)	90	121,940
El Paso Electric Co., 6.00%, 05/15/35	26	34,105
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)	50	61,648
4.88%, 01/22/44(a)	185	216,938
4.95%, 10/13/45 (Call 04/13/45)(a)	90	107,339
5.00%, 09/21/48 (Call 03/21/48)(a)	85	105,377
5.25%, 10/13/55 (Call 04/13/55)(a)	60	74,113
6.00%, 01/22/2114(a)	75	94,277
6.95%, 01/26/39(a)	115	169,061
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	105	118,523
Enel Finance International NV
4.75%, 05/25/47(a)	35	42,530
6.00%, 10/07/39(a)	100	127,174
6.80%, 09/15/37(a)	100	131,543
Entergy Arkansas LLC, 4.20%, 04/01/49 (Call 10/01/48)	25	30,975
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)	10	11,021
4.00%, 03/15/33 (Call 12/15/32)	50	60,115
4.20%, 09/01/48 (Call 03/01/48)	50	62,802
4.95%, 01/15/45 (Call 01/15/25)	50	54,239
Entergy Mississippi LLC, 3.85%, 06/01/49 (Call 12/01/48)	119	142,687
Entergy Texas Inc., 3.55%, 09/30/49 (Call 03/30/49)	20	21,795
Evergy Kansas Central Inc.
3.45%, 04/15/50 (Call 10/15/49)	85	92,802
4.10%, 04/01/43 (Call 10/01/42)	50	58,679
4.13%, 03/01/42 (Call 09/01/41)	51	59,623
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	35	42,566
5.30%, 10/01/41 (Call 04/01/41)	25	32,991
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	50	59,066
4.70%, 04/15/50 (Call 10/15/49)	100	125,315
5.10%, 06/15/45 (Call 12/15/44)	65	82,542
5.63%, 06/15/35	75	98,083
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	85	92,863
6.25%, 10/01/39	100	117,001
FirstEnergy Corp.
Series C, 4.85%, 07/15/47 (Call 01/15/47)	95	119,741
Series C, 7.38%, 11/15/31	130	190,684
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(a)	25	29,672
5.45%, 07/15/44 (Call 01/15/44)(a)	75	94,612

6

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	$115	$138,706
3.95%, 03/01/48 (Call 09/01/47)	50	62,887
4.05%, 06/01/42 (Call 12/01/41)	100	122,269
4.05%, 10/01/44 (Call 04/01/44)	35	43,463
4.13%, 02/01/42 (Call 08/01/41)	35	43,574
4.13%, 06/01/48 (Call 12/01/47)	75	97,402
5.63%, 04/01/34	25	35,414
5.69%, 03/01/40	25	36,976
5.95%, 02/01/38	75	112,239
5.96%, 04/01/39	75	111,898
Georgia Power Co.
4.30%, 03/15/42	90	104,067
Series 10-C, 4.75%, 09/01/40	50	58,784
Series B, 3.70%, 01/30/50 (Call 07/30/49)	125	138,061
Great River Energy, 6.25%, 07/01/38(a)	42	51,041
Iberdrola International BV, 6.75%, 07/15/36	25	33,696
Indiana Michigan Power Co., Series K, 4.55%, 03/15/46 (Call 09/15/45)	236	290,351
Indianapolis Power & Light Co., 4.05%, 05/01/46 (Call 11/01/45)(a)	26	29,969
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)	30	32,071
3.70%, 09/15/46 (Call 03/15/46)	30	32,518
6.25%, 07/15/39	25	34,916
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	30	37,238
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	9	11,056
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	25	30,056
5.13%, 11/01/40 (Call 05/01/40)	65	85,182
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(a)	25	28,056
5.90%, 11/15/39(a)	75	102,567
MidAmerican Energy Co.
3.15%, 04/15/50 (Call 10/15/49)	20	21,623
3.65%, 08/01/48 (Call 02/01/48)	60	69,911
3.95%, 08/01/47 (Call 02/01/47)	70	84,911
4.25%, 05/01/46 (Call 11/01/45)	60	74,567
4.25%, 07/15/49 (Call 01/15/49)	85	107,564
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)	55	75,295
National Grid USA, 5.80%, 04/01/35	25	30,489
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49 (Call 09/15/48)	60	75,836
4.40%, 11/01/48 (Call 05/01/48)	50	62,852
Nevada Power Co., Series R, 6.75%, 07/01/37	35	50,607
New England Power Co., 3.80%, 12/05/47 (Call 06/05/47)(a)	60	67,450
Niagara Mohawk Power Corp.
4.12%, 11/28/42(a)	75	86,410
4.28%, 10/01/34 (Call 04/01/34)(a)	25	29,754
Northern States Power Co./MN
2.90%, 03/01/50 (Call 09/01/49)	50	52,667
3.40%, 08/15/42 (Call 02/15/42)	76	86,377
3.60%, 05/15/46 (Call 11/15/45)	70	80,361
4.00%, 08/15/45 (Call 02/15/45)	10	12,009
4.13%, 05/15/44 (Call 11/15/43)	75	91,144
5.35%, 11/01/39	50	68,301
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	50	58,534

Security	Par (000)	Value

Electric (continued)
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	$35	$42,835
5.50%, 03/15/40	10	13,437
Oglethorpe Power Corp.
5.05%, 10/01/48 (Call 04/01/48)	10	11,323
5.38%, 11/01/40	20	22,946
5.95%, 11/01/39	117	148,666
Ohio Edison Co., 6.88%, 07/15/36	25	33,692
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	95	113,266
4.15%, 04/01/48 (Call 10/01/47)	50	60,126
Oklahoma Gas & Electric Co., 3.85%, 08/15/47 (Call 02/15/47)	50	54,773
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	25	26,923
3.75%, 04/01/45 (Call 10/01/44)	25	29,297
3.80%, 09/30/47 (Call 03/30/47)	20	23,940
3.80%, 06/01/49 (Call 12/01/48)	160	191,594
5.30%, 06/01/42 (Call 12/01/41)	100	138,118
7.25%, 01/15/33	50	74,847
PacifiCorp
3.30%, 03/15/51 (Call 09/15/50)	75	81,730
4.10%, 02/01/42 (Call 08/01/41)	85	99,861
4.13%, 01/15/49 (Call 07/15/48)	25	30,390
5.75%, 04/01/37	50	65,935
6.00%, 01/15/39	75	106,295
6.25%, 10/15/37	75	107,020
PECO Energy Co.
3.00%, 09/15/49 (Call 03/15/49)	30	31,557
3.70%, 09/15/47 (Call 03/15/47)	25	29,164
Perusahaan Listrik Negara PT
4.88%, 07/17/49(g)	200	207,932
6.15%, 05/21/48(g)	200	236,562
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	30	35,802
6.50%, 11/15/37	100	145,517
PPL Capital Funding Inc.
4.00%, 09/15/47 (Call 03/15/47)	25	26,418
4.70%, 06/01/43 (Call 12/01/42)	40	45,536
5.00%, 03/15/44 (Call 09/15/43)	100	116,859
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	20	20,907
3.95%, 06/01/47 (Call 12/01/46)	45	53,377
4.75%, 07/15/43 (Call 01/15/43)	50	64,604
Progress Energy Inc.
6.00%, 12/01/39	50	66,630
7.00%, 10/30/31	25	34,480
7.75%, 03/01/31	80	114,862
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	50	56,572
4.05%, 09/15/49 (Call 03/15/49)	10	12,277
4.10%, 06/15/48 (Call 12/15/47)	25	30,796
4.30%, 03/15/44 (Call 09/15/43)	20	24,786
Series 17, 6.25%, 09/01/37	26	38,811
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	85	97,379
Public Service Electric & Gas Co.
3.20%, 08/01/49 (Call 02/01/49)	60	66,127
3.60%, 12/01/47 (Call 06/01/47)	70	81,500
3.80%, 03/01/46 (Call 09/01/45)	70	83,417
3.85%, 05/01/49 (Call 11/01/48)	60	73,039

7

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.95%, 05/01/42 (Call 11/01/41)	$100	$120,028
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	40	42,236
4.22%, 06/15/48 (Call 12/15/47)	30	36,752
4.30%, 05/20/45 (Call 11/20/44)	15	18,193
5.64%, 04/15/41 (Call 10/15/40)	16	21,710
5.76%, 10/01/39	25	33,833
5.80%, 03/15/40	10	13,466
6.27%, 03/15/37	70	97,779
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	40	47,160
4.50%, 08/15/40	75	90,497
6.00%, 06/01/39	25	35,581
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	75	79,624
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(g)	300	351,396
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	60	63,992
4.00%, 02/01/48 (Call 08/01/47)	55	61,321
6.00%, 10/15/39	50	67,550
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	115	122,477
4.00%, 04/01/47 (Call 10/01/46)	114	125,440
4.05%, 03/15/42 (Call 09/15/41)	56	61,926
4.65%, 10/01/43 (Call 04/01/43)	115	133,597
6.05%, 03/15/39	75	96,675
Series 05-E, 5.35%, 07/15/35	35	41,693
Series 08-A, 5.95%, 02/01/38	91	117,770
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	60	64,501
Series B, 4.88%, 03/01/49 (Call 09/01/48)	20	24,679
Series C, 3.60%, 02/01/45 (Call 08/01/44)	50	52,018
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	70	78,385
4.40%, 07/01/46 (Call 01/01/46)	94	111,241
Southern Power Co., 5.15%, 09/15/41	35	38,024
Southwestern Electric Power Co., Series J, 3.90%, 04/01/45 (Call 10/01/44)	80	84,119
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	20	21,313
3.70%, 08/15/47 (Call 02/15/47)	35	39,744
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	25	30,667
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)	200	253,452
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)	35	39,778
4.30%, 06/15/48 (Call 12/15/47)	35	43,320
4.35%, 05/15/44 (Call 11/15/43)	44	51,751
Toledo Edison Co. (The), 6.15%, 05/15/37	36	51,899
TransAlta Corp., 6.50%, 03/15/40	25	23,816
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(a)	10	13,283
Tucson Electric Power Co., 4.00%, 06/15/50 (Call 12/15/49)	50	56,900
Union Electric Co.
3.25%, 10/01/49 (Call 04/01/49)	30	31,959
3.65%, 04/15/45 (Call 10/15/44)	50	56,410
3.90%, 09/15/42 (Call 03/15/42)	25	29,039
4.00%, 04/01/48 (Call 10/01/47)	10	11,996
5.30%, 08/01/37	35	45,171
8.45%, 03/15/39	26	44,191
Virginia Electric & Power Co.
4.45%, 02/15/44 (Call 08/15/43)	50	62,795
Series B, 6.00%, 01/15/36	75	103,119

Security	Par (000)	Value

Electric (continued)
Series C, 4.00%, 11/15/46 (Call 05/15/46)	$75	$90,031
Wisconsin Electric Power Co.
4.30%, 10/15/48 (Call 04/15/48)	50	60,913
5.70%, 12/01/36	20	27,640
Wisconsin Power & Light Co., 6.38%, 08/15/37	35	49,040
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	20	21,359
4.75%, 11/01/44 (Call 05/01/44)	10	12,628
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	50	54,364
6.50%, 07/01/36	80	111,660

		20,309,691

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 2.75%, 10/15/50 (Call 04/15/50)	120	119,608

Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	50	53,112
Honeywell International Inc.
3.81%, 11/21/47 (Call 05/21/47)	65	77,893
5.70%, 03/15/36	10	13,917
5.70%, 03/15/37	26	36,331
Series 30, 5.38%, 03/01/41	35	49,024

		230,277

Energy — Alternate Sources — 0.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	78	86,357

Engineering & Construction — 0.1%
Mexico City Airport Trust, 5.50%, 10/31/46 (Call 04/30/46)(g)	200	171,604

Environmental Control — 0.1%
Republic Services Inc., 3.05%, 03/01/50 (Call 09/01/49)	100	100,897
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	46	55,200
4.00%, 07/15/39 (Call 01/15/39)	40	45,645
4.10%, 03/01/45 (Call 09/01/44)	25	29,887
4.15%, 07/15/49 (Call 01/15/49)	85	104,617

		336,246

Food — 1.2%
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	50	49,566
4.80%, 03/15/48 (Call 09/15/47)	95	120,386
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	25	31,919
5.40%, 11/01/48 (Call 05/01/48)	100	132,723
8.25%, 09/15/30	10	14,466
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	125	146,504
4.55%, 04/17/38 (Call 10/17/37)	30	36,935
5.40%, 06/15/40	25	33,801
Grupo Bimbo SAB de CV, 4.70%, 11/10/47 (Call 05/10/47)(g)	200	217,930
Hershey Co. (The)
3.13%, 11/15/49 (Call 05/15/49)	46	50,358
3.38%, 08/15/46 (Call 02/15/46)	35	39,014
JM Smucker Co. (The)
4.25%, 03/15/35	84	97,057
4.38%, 03/15/45	61	70,489
Kellogg Co.
4.50%, 04/01/46	60	72,576
Series B, 7.45%, 04/01/31	60	88,330
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	87	114,328

8

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Kraft Heinz Foods Co.
4.25%, 03/01/31 (Call 12/01/30)(a)	$35	$37,174
4.38%, 06/01/46 (Call 12/01/45)	190	178,533
4.63%, 10/01/39 (Call 04/01/39)(a)	26	25,362
4.88%, 10/01/49 (Call 04/01/49)(a)	100	98,842
5.00%, 07/15/35 (Call 01/15/35)	65	69,443
5.00%, 06/04/42	125	126,127
5.20%, 07/15/45 (Call 01/15/45)(d)	180	184,212
5.50%, 06/01/50 (Call 12/01/49)(a)	25	26,124
6.50%, 02/09/40	50	58,916
6.75%, 03/15/32	10	12,278
6.88%, 01/26/39	75	90,755
7.13%, 08/01/39(a)	50	60,963
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	60	66,081
3.95%, 01/15/50 (Call 07/15/49)	50	56,505
4.45%, 02/01/47 (Call 08/01/46)	50	60,028
4.65%, 01/15/48 (Call 07/15/47)	55	67,977
5.15%, 08/01/43 (Call 02/01/43)	55	69,173
5.40%, 07/15/40 (Call 01/15/40)	25	31,584
5.40%, 01/15/49 (Call 07/15/48)	25	33,602
6.90%, 04/15/38	26	37,062
7.50%, 04/01/31	45	65,181
Mars Inc.
3.60%, 04/01/34 (Call 01/01/34)(a)	75	88,144
3.95%, 04/01/49 (Call 10/01/48)(a)	85	102,429
4.20%, 04/01/59 (Call 10/01/58)(a)	105	132,284
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	51	59,595
Mondelez International Inc., 4.63%, 05/07/48 (Call 11/07/47)	30	37,959
Nestle Holdings Inc., 3.90%, 09/24/38 (Call 03/24/38)(a)	265	321,392
Safeway Inc., 7.25%, 02/01/31	25	26,501
Sysco Corp.
4.45%, 03/15/48 (Call 09/15/47)	50	50,429
4.85%, 10/01/45 (Call 04/01/45)	69	72,361
5.38%, 09/21/35	16	18,847
6.60%, 04/01/50 (Call 10/01/49)	150	194,431
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	85	102,619
4.88%, 08/15/34 (Call 02/15/34)	75	94,980
5.15%, 08/15/44 (Call 02/15/44)	70	88,360

		4,162,635

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 5.50%, 04/30/49
(Call 10/30/48)(g)	200	199,854
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	82	93,077
4.40%, 08/15/47 (Call 02/15/47)	99	110,714
4.80%, 06/15/44 (Call 12/15/43)	95	108,501
5.15%, 05/15/46 (Call 11/15/45)	20	23,668
6.00%, 11/15/41 (Call 05/15/41)	20	25,276
7.30%, 11/15/39	31	43,808

		604,898

Gas — 0.4%
APT Pipelines Ltd., 5.00%, 03/23/35 (Call 12/23/34)(a)	10	11,463
Atmos Energy Corp.
3.38%, 09/15/49 (Call 03/15/49)	20	22,249
4.13%, 10/15/44 (Call 04/15/44)	25	30,185
4.15%, 01/15/43 (Call 07/15/42)	100	118,855
4.30%, 10/01/48 (Call 04/01/48)	25	31,468

Security	Par (000)	Value

Gas (continued)
5.50%, 06/15/41 (Call 12/15/40)	$65	$88,262
Brooklyn Union Gas Co. (The), 4.27%, 03/15/48 (Call 09/15/47)(a)	45	52,789
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	20	21,543
5.85%, 01/15/41 (Call 07/15/40)	10	12,952
Dominion Energy Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	60	66,895
Series C, 3.90%, 11/15/49 (Call 08/15/49)	36	35,701
KeySpan Gas East Corp., 5.82%, 04/01/41(a)	35	46,340
NiSource Inc.
4.38%, 05/15/47 (Call 11/15/46)	65	77,154
4.80%, 02/15/44 (Call 08/15/43)	85	101,859
5.25%, 02/15/43 (Call 08/15/42)	25	31,170
5.65%, 02/01/45 (Call 08/01/44)	65	86,773
5.95%, 06/15/41 (Call 12/15/40)	26	34,201
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	90	109,044
Piedmont Natural Gas Co. Inc., 3.64%, 11/01/46 (Call 05/01/46)	25	27,000
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	20	22,545
5.13%, 11/15/40	20	25,544
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	35	43,225
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	25	30,074
Southern Co. Gas Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	50	56,239
4.40%, 05/30/47 (Call 11/30/46)	50	57,092
5.88%, 03/15/41 (Call 09/15/40)	46	59,819
Southwest Gas Corp.
3.80%, 09/29/46 (Call 03/29/46)	45	47,941
4.15%, 06/01/49 (Call 12/01/48)	10	11,334
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	45	49,265
Series K, 3.80%, 09/15/46 (Call 03/15/46)	10	11,037

		1,420,018

Hand & Machine Tools — 0.0%
Snap-on Inc., 4.10%, 03/01/48 (Call 09/01/47)	10	11,558
Stanley Black & Decker Inc., 4.85%, 11/15/48 (Call 05/15/48)	50	66,008

		77,566

Health Care – Products — 0.6%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	210	277,042
4.75%, 04/15/43 (Call 10/15/42)	70	93,023
4.90%, 11/30/46 (Call 05/30/46)	175	246,978
5.30%, 05/27/40	60	83,203
6.15%, 11/30/37	16	24,303
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	80	87,968
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	50	60,512
4.70%, 03/01/49 (Call 09/01/48)	40	51,222
7.38%, 01/15/40	50	78,423
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	125	135,784
3.40%, 11/15/49 (Call 05/15/49)	87	96,756
Koninklijke Philips NV, 5.00%, 03/15/42	119	148,441
Medtronic Inc.
4.38%, 03/15/35	175	223,479
4.63%, 03/15/45	115	154,563

9

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products (continued)
Stryker Corp.
4.38%, 05/15/44 (Call 12/15/43)	$65	$79,724
4.63%, 03/15/46 (Call 09/15/45)	60	77,597
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	66	80,933
5.30%, 02/01/44 (Call 08/01/43)	55	76,661
Zimmer Biomet Holdings Inc., 4.45%, 08/15/45 (Call 07/15/45)	85	87,270

		2,163,882

Health Care – Services — 1.5%
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	52	55,200
4.27%, 08/15/48 (Call 02/15/48)	36	43,425
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	95	103,653
4.13%, 11/15/42 (Call 05/15/42)	25	27,750
4.50%, 05/15/42 (Call 11/15/41)	65	75,083
4.75%, 03/15/44 (Call 09/15/43)	35	42,002
6.63%, 06/15/36	26	36,414
6.75%, 12/15/37	60	82,882
Anthem Inc.
4.38%, 12/01/47 (Call 06/01/47)	128	155,529
4.63%, 05/15/42	110	134,669
4.65%, 01/15/43	70	86,471
4.65%, 08/15/44 (Call 02/15/44)	150	183,921
5.10%, 01/15/44	50	64,661
Ascension Health, 3.95%, 11/15/46	160	195,266
Baylor Scott & White Holdings, 4.19%, 11/15/45 (Call 05/15/45)	85	106,245
Children’s Hospital Corp. (The), Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	20	23,393
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)	57	58,056
4.19%, 10/01/49 (Call 04/01/49)	76	74,934
4.35%, 11/01/42	35	34,724
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	200	196,682
5.13%, 06/15/39 (Call 12/15/38)	130	149,296
5.25%, 06/15/49 (Call 12/15/48)	60	70,718
5.50%, 06/15/47 (Call 12/15/46)	125	149,830
7.50%, 11/06/33	25	29,069
7.50%, 11/15/95	10	11,600
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	30	34,773
4.63%, 12/01/42 (Call 06/01/42)	31	37,674
4.80%, 03/15/47 (Call 09/14/46)	50	64,341
4.95%, 10/01/44 (Call 04/01/44)	45	58,273
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	129	161,254
4.88%, 04/01/42	30	39,612
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	30	32,556
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	63	76,018
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	25	29,104
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	110	136,107
5.00%, 07/01/42	10	13,203
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48	35	36,777
New York and Presbyterian Hospital (The), 4.02%, 08/01/45	100	115,568

Security	Par (000)	Value

Health Care – Services (continued)
Northwell Healthcare Inc., 3.98%, 11/01/46 (Call 11/01/45)	$115	$114,074
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)	99	110,694
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	43	48,947
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	46	50,493
Tenet Healthcare Corp., 6.88%, 11/15/31	30	27,475
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	50	57,386
UnitedHealth Group Inc.
2.90%, 05/15/50 (Call 11/15/49)	150	156,219
3.50%, 08/15/39 (Call 02/15/39)	75	85,987
3.75%, 10/15/47 (Call 04/15/47)	57	67,736
3.88%, 08/15/59 (Call 02/15/59)	100	119,969
3.95%, 10/15/42 (Call 04/15/42)	45	52,483
4.20%, 01/15/47 (Call 07/15/46)	25	31,219
4.25%, 03/15/43 (Call 09/15/42)	108	132,701
4.25%, 04/15/47 (Call 10/15/46)	75	94,297
4.25%, 06/15/48 (Call 12/15/47)	100	126,980
4.38%, 03/15/42 (Call 09/15/41)	75	93,619
4.45%, 12/15/48 (Call 06/15/48)	35	45,878
4.63%, 07/15/35	100	130,633
4.63%, 11/15/41 (Call 05/15/41)	70	90,335
4.75%, 07/15/45	187	249,359
5.80%, 03/15/36	54	75,556
5.95%, 02/15/41 (Call 08/15/40)	10	14,587
6.50%, 06/15/37	10	14,846
6.63%, 11/15/37	20	30,352
6.88%, 02/15/38	93	145,880
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	36	44,104

		5,238,542

Holding Companies - Diversified — 0.1%
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	110	169,692

Home Builders — 0.0%
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	40	42,000
PulteGroup Inc.
6.00%, 02/15/35	25	28,175
6.38%, 05/15/33	25	28,228
7.88%, 06/15/32	25	30,430

		128,833

Home Furnishings — 0.0%
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	61	64,198

Household Products & Wares — 0.1%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	95	105,793
3.90%, 05/04/47 (Call 11/04/46)	50	61,607
5.30%, 03/01/41	25	34,999
6.63%, 08/01/37	25	38,507

		240,906

Housewares — 0.0%
Newell Brands Inc.
5.88%, 04/01/36 (Call 10/01/35)	60	63,156
6.00%, 04/01/46 (Call 10/01/45)	15	15,549

		78,705

Insurance — 2.6%
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	50	55,661
4.75%, 01/15/49 (Call 07/15/48)	35	43,799

10

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(a)	$10	$14,023
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	35	40,411
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	65	80,289
4.50%, 06/15/43	45	56,173
5.35%, 06/01/33	57	76,311
5.55%, 05/09/35	60	83,958
6.50%, 05/15/57 (Call 05/15/37)(b)	35	40,851
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	40	39,434
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	177	192,395
4.38%, 01/15/55 (Call 07/15/54)	131	141,559
4.50%, 07/16/44 (Call 01/16/44)	180	201,910
4.70%, 07/10/35 (Call 01/10/35)	76	88,193
4.80%, 07/10/45 (Call 01/10/45)	25	28,728
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	30	36,151
4.75%, 05/15/45 (Call 11/15/44)	69	85,573
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	50	61,055
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	50	60,787
AXA SA, 8.60%, 12/15/30	261	369,367
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	50	62,157
4.25%, 01/15/49 (Call 07/15/48)	161	202,076
4.30%, 05/15/43	25	31,070
4.40%, 05/15/42	100	124,876
5.75%, 01/15/40	123	177,181
Berkshire Hathaway Inc., 4.50%, 02/11/43	62	80,725
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	78	68,145
Chubb Corp. (The)
6.00%, 05/11/37	16	22,750
Series 1, 6.50%, 05/15/38	20	30,138
Chubb INA Holdings Inc.
4.15%, 03/13/43	25	31,307
4.35%, 11/03/45 (Call 05/03/45)	15	19,197
6.70%, 05/15/36	25	36,862
Cincinnati Financial Corp., 6.13%, 11/01/34	10	13,736
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	100	102,041
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34)(a)(b)	100	115,631
Genworth Holdings Inc., 6.50%, 06/15/34	25	17,827
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)	35	41,266
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(a)	10	11,088
Guardian Life Insurance Co. of America (The), 4.85%, 01/24/77(a)	95	114,295
Hartford Financial Services Group Inc. (The)
3.60%, 08/19/49 (Call 02/19/49)	20	20,673
4.30%, 04/15/43	10	11,299
4.40%, 03/15/48 (Call 09/15/47)	65	74,951
6.10%, 10/01/41	65	87,106
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(a)	100	101,954
3.95%, 05/15/60 (Call 11/15/59)(a)	100	100,736
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)	50	52,998
7.00%, 06/15/40	40	55,406
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	80	85,884

Security	Par (000)	Value

Insurance (continued)
Manulife Financial Corp., 5.38%, 03/04/46	$75	$96,344
Markel Corp.
4.15%, 09/17/50 (Call 03/17/50)	26	26,678
4.30%, 11/01/47 (Call 05/01/47)	20	20,862
5.00%, 04/05/46	40	46,070
5.00%, 05/20/49 (Call 11/20/48)	50	57,671
Marsh & McLennan Companies Inc.
4.20%, 03/01/48 (Call 09/01/47)	80	96,285
4.75%, 03/15/39 (Call 09/15/38)	40	50,355
4.90%, 03/15/49 (Call 09/15/48)	85	113,778
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/70(a)	86	81,291
4.90%, 04/01/77(a)	60	71,390
MetLife Capital Trust IV, 7.88%, 12/15/37 (Call 12/15/32)(a)	25	31,579
MetLife Inc.
4.05%, 03/01/45	75	85,808
4.13%, 08/13/42	111	127,629
4.88%, 11/13/43	91	115,690
5.70%, 06/15/35	76	105,274
6.38%, 06/15/34	63	91,415
6.40%, 12/15/36 (Call 12/15/31)	110	127,227
6.50%, 12/15/32	55	78,066
10.75%, 08/01/39 (Call 08/01/34)	31	47,121
Series N, 4.72%, 12/15/44	75	92,479
Nationwide Financial Services Inc.
5.30%, 11/18/44(a)	70	78,658
6.75%, 05/15/37	10	11,254
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(a)	150	151,923
7.88%, 04/01/33(a)	100	136,791
New York Life Insurance Co.
4.45%, 05/15/69 (Call 11/15/68)(a)	10	11,583
5.88%, 05/15/33(a)	152	203,621
6.75%, 11/15/39(a)	160	239,709
Northwestern Mutual Life Insurance Co. (The)
3.63%, 09/30/59 (Call 03/30/59)(a)	248	264,517
3.85%, 09/30/47 (Call 03/30/47)(a)	20	22,467
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(a)(b)	100	98,007
Principal Financial Group Inc.
4.35%, 05/15/43	36	40,345
4.63%, 09/15/42	105	123,960
Progressive Corp. (The)
4.13%, 04/15/47 (Call 10/15/46)	142	180,776
4.20%, 03/15/48 (Call 09/15/47)	35	45,271
4.35%, 04/25/44	35	44,149
Provident Financing Trust I, 7.41%, 03/15/38	25	27,422
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)	75	79,565
3.91%, 12/07/47 (Call 06/07/47)	90	96,069
3.94%, 12/07/49 (Call 06/07/49)	85	90,933
4.35%, 02/25/50 (Call 08/25/49)	100	114,959
4.42%, 03/27/48 (Call 09/27/47)	10	11,440
4.60%, 05/15/44	95	110,513
5.70%, 12/14/36	51	67,333
6.63%, 12/01/37	50	70,255
Securian Financial Group Inc., 4.80%, 04/15/48(a)	50	56,685
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)	75	91,810
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (Call 11/15/46)(a)	160	187,888

11

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.90%, 09/15/44(a)	$100	$124,338
6.85%, 12/16/39(a)	78	117,764
Transatlantic Holdings Inc., 8.00%, 11/30/39	35	51,800
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	75	88,153
4.00%, 05/30/47 (Call 11/30/46)	25	30,624
4.10%, 03/04/49 (Call 09/04/48)	95	118,615
4.30%, 08/25/45 (Call 02/25/45)	40	50,309
4.60%, 08/01/43	25	32,466
6.25%, 06/15/37	45	65,989
6.75%, 06/20/36	101	150,702
Unum Group
4.50%, 12/15/49 (Call 06/15/49)	15	12,771
5.75%, 08/15/42	50	49,206
Voya Financial Inc., 5.70%, 07/15/43	45	55,674
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)	45	56,648
Western & Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(a)	25	29,356
Willis North America Inc., 5.05%, 09/15/48 (Call 03/15/48)	40	49,987
WR Berkley Corp., 4.75%, 08/01/44	35	40,074
XLIT Ltd.
5.25%, 12/15/43	10	13,397
5.50%, 03/31/45	50	65,123

		9,113,914

Internet — 0.5%
Alibaba Group Holding Ltd., 4.20%, 12/06/47 (Call 06/06/47)	240	287,138
Amazon.com Inc.
3.88%, 08/22/37 (Call 02/22/37)	178	218,335
4.05%, 08/22/47 (Call 02/22/47)	222	292,574
4.25%, 08/22/57 (Call 02/22/57)	165	227,832
4.80%, 12/05/34 (Call 06/05/34)	91	122,725
4.95%, 12/05/44 (Call 06/05/44)	105	148,996
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	71	73,863
Match Group Inc., 4.13%, 08/01/30 (Call 05/01/25)(a)	50	49,128
Netflix Inc., 4.88%, 06/15/30 (Call 03/15/30)(a)(d)	50	54,029
Tencent Holdings Ltd., 4.53%, 04/11/49 (Call 10/11/48)(g)	200	250,872

		1,725,492

Iron & Steel — 0.2%
ArcelorMittal SA, 7.25%, 10/15/39	46	54,811
Nucor Corp.
4.40%, 05/01/48 (Call 11/01/47)	20	23,247
5.20%, 08/01/43 (Call 02/01/43)	89	112,980
6.40%, 12/01/37	35	47,768
U.S. Steel Corp., 6.65%, 06/01/37	25	14,823
Vale Overseas Ltd.
6.88%, 11/21/36	87	108,842
6.88%, 11/10/39	125	156,725
Vale SA, 5.63%, 09/11/42	50	55,319

		574,515

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	45	46,272

Machinery — 0.3%
ABB Finance USA Inc., 4.38%, 05/08/42	68	84,780
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	10	11,060
3.80%, 08/15/42	70	82,432
4.30%, 05/15/44 (Call 11/15/43)	65	81,365
4.75%, 05/15/64 (Call 11/15/63)	95	128,977

Security	Par (000)	Value

Machinery (continued)
5.20%, 05/27/41	$81	$112,155
6.05%, 08/15/36	25	35,084
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	20	19,577
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	40	41,784
3.75%, 04/15/50 (Call 10/15/49)	50	60,850
3.90%, 06/09/42 (Call 12/09/41)	104	128,343
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	45	55,685
Otis Worldwide Corp., 3.36%, 02/15/50 (Call 08/15/49)(a)	100	101,018
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	78	96,126
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	20	21,298

		1,060,534

Manufacturing — 0.7%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)	35	37,326
3.63%, 10/15/47 (Call 04/15/47)	20	23,109
3.70%, 04/15/50 (Call 10/15/49)	50	60,508
3.88%, 06/15/44	45	53,650
4.00%, 09/14/48 (Call 03/14/48)	85	105,159
5.70%, 03/15/37	97	135,306
Eaton Corp.
3.92%, 09/15/47 (Call 02/15/47)	10	10,830
4.00%, 11/02/32	50	56,661
4.15%, 11/02/42	110	129,611
General Electric Co.
4.13%, 10/09/42	49	46,018
4.25%, 05/01/40 (Call 11/01/39)	160	155,581
4.35%, 05/01/50 (Call 11/01/49)	150	146,538
4.50%, 03/11/44	85	84,770
5.88%, 01/14/38	196	217,876
6.15%, 08/07/37	50	57,160
6.75%, 03/15/32	215	258,127
6.88%, 01/10/39	135	162,393
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	63	75,136
4.88%, 09/15/41 (Call 03/15/41)	36	46,834
Ingersoll-Rand Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	50	54,159
5.75%, 06/15/43	65	85,597
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	69	78,108
4.10%, 03/01/47 (Call 09/01/46)	65	72,868
4.20%, 11/21/34 (Call 05/21/34)	20	23,457
4.45%, 11/21/44 (Call 05/21/44)	50	57,759
Siemens Financieringsmaatschappij NV, 4.20%, 03/16/47(a)	250	316,595

		2,551,136

Media — 2.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 08/15/30 (Call 02/15/25)(a)	170	176,389
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51 (Call 10/01/50)	175	168,824
5.13%, 07/01/49 (Call 01/01/49)	100	117,252
5.38%, 04/01/38 (Call 10/01/37)	90	107,109
5.38%, 05/01/47 (Call 11/01/46)	195	230,303
5.75%, 04/01/48 (Call 10/01/47)	177	219,792
6.38%, 10/23/35 (Call 04/23/35)	190	249,018
6.48%, 10/23/45 (Call 04/23/45)	206	269,539
6.83%, 10/23/55 (Call 04/23/55)	75	100,725

12

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Comcast Corp.
3.20%, 07/15/36 (Call 01/15/36)	$150	$162,975
3.25%, 11/01/39 (Call 05/01/39)	46	50,213
3.40%, 07/15/46 (Call 01/15/46)	185	202,549
3.45%, 02/01/50 (Call 08/01/49)	130	144,954
3.75%, 04/01/40 (Call 10/01/39)	100	114,676
3.90%, 03/01/38 (Call 09/01/37)	35	40,863
3.97%, 11/01/47 (Call 05/01/47)	134	158,369
4.00%, 08/15/47 (Call 02/15/47)	60	71,705
4.00%, 03/01/48 (Call 09/01/47)	70	83,420
4.00%, 11/01/49 (Call 05/01/49)	146	173,207
4.05%, 11/01/52 (Call 05/01/52)	146	175,756
4.20%, 08/15/34 (Call 02/15/34)	50	60,810
4.25%, 10/15/30 (Call 07/15/30)	105	126,514
4.25%, 01/15/33	109	132,696
4.40%, 08/15/35 (Call 02/25/35)	75	93,958
4.50%, 01/15/43	25	30,778
4.60%, 10/15/38 (Call 04/15/38)	169	210,185
4.60%, 08/15/45 (Call 02/15/45)	135	170,878
4.65%, 07/15/42	85	107,788
4.70%, 10/15/48 (Call 04/15/48)	260	340,405
4.75%, 03/01/44	85	109,415
4.95%, 10/15/58 (Call 04/15/58)	135	189,679
5.65%, 06/15/35	25	35,352
6.40%, 05/15/38	54	78,943
6.40%, 03/01/40	25	37,130
6.45%, 03/15/37	35	51,215
6.50%, 11/15/35	75	111,392
6.95%, 08/15/37	85	128,826
7.05%, 03/15/33	42	63,427
Cox Communications Inc.
4.50%, 06/30/43 (Call 12/30/42)(a)	111	120,044
4.70%, 12/15/42(a)	100	113,147
4.80%, 02/01/35 (Call 08/01/34)(a)	25	30,400
Discovery Communications LLC
4.88%, 04/01/43	60	63,683
4.95%, 05/15/42	40	42,902
5.00%, 09/20/37 (Call 03/20/37)	120	131,447
5.20%, 09/20/47 (Call 03/20/47)	60	66,857
5.30%, 05/15/49 (Call 11/15/48)	61	68,770
6.35%, 06/01/40	60	74,158
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	75	96,052
5.58%, 01/25/49 (Call 07/25/48)	100	133,958
Grupo Televisa SAB
6.13%, 01/31/46 (Call 06/30/45)	200	243,934
6.63%, 01/15/40	25	30,936
NBCUniversal Media LLC
4.45%, 01/15/43	50	61,409
5.95%, 04/01/41	60	86,714
6.40%, 04/30/40	10	14,743
Thomson Reuters Corp., 5.85%, 04/15/40	70	86,078
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	152	161,728
5.50%, 09/01/41 (Call 03/01/41)	100	117,818
5.88%, 11/15/40 (Call 05/15/40)	65	79,385
6.55%, 05/01/37	115	146,602
6.75%, 06/15/39	35	45,827
7.30%, 07/01/38	130	173,840
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	61	88,967

Security	Par (000)	Value

Media (continued)
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	$35	$35,554
3.70%, 12/01/42	10	11,026
4.13%, 06/01/44	70	84,900
4.38%, 08/16/41	45	54,106
Series B, 7.00%, 03/01/32	41	59,676
Series E, 4.13%, 12/01/41	25	28,798
ViacomCBS Inc.
4.38%, 03/15/43	135	128,679
4.60%, 01/15/45 (Call 07/15/44)	60	57,637
4.85%, 07/01/42 (Call 01/01/42)	54	53,443
4.90%, 08/15/44 (Call 02/15/44)	35	34,345
4.95%, 05/19/50 (Call 11/19/49)	100	102,758
5.25%, 04/01/44 (Call 10/01/43)	45	46,228
5.85%, 09/01/43 (Call 03/01/43)	55	59,347
5.90%, 10/15/40 (Call 04/15/40)	10	11,213
6.88%, 04/30/36	69	84,056
7.88%, 07/30/30	85	115,019
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	160	155,458
3.50%, 05/13/40 (Call 11/13/39)	200	219,994
3.60%, 01/13/51 (Call 07/13/50)	200	223,128
4.70%, 03/23/50 (Call 09/23/49)	75	98,557
4.75%, 09/15/44 (Call 03/15/44)	60	75,559
4.75%, 11/15/46 (Call 05/15/46)	35	43,777
4.95%, 10/15/45 (Call 04/15/45)	70	90,125
5.40%, 10/01/43	70	93,397
6.15%, 03/01/37	26	36,893
6.15%, 02/15/41	36	51,629
6.20%, 12/15/34	61	87,497
6.40%, 12/15/35	100	147,258
6.65%, 11/15/37	60	88,594
7.75%, 12/01/45	10	17,559

		9,772,638

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.90%, 01/15/43 (Call 07/15/42)	75	83,603
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	10	10,222

		93,825

Mining — 0.9%
Barrick Gold Corp.
5.25%, 04/01/42	52	68,097
6.45%, 10/15/35	40	54,434
Barrick North America Finance LLC
5.70%, 05/30/41	49	65,123
5.75%, 05/01/43	58	80,455
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	70	94,380
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	100	123,143
5.00%, 09/30/43	180	249,626
Corp. Nacional del Cobre de Chile
4.25%, 07/17/42(a)	200	215,166
4.38%, 02/05/49 (Call 08/05/48)(g)	200	222,330
4.50%, 08/01/47 (Call 02/01/47)(g)	200	225,224
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	50	49,573
5.45%, 03/15/43 (Call 09/15/42)(d)	145	143,650
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	45	48,200
6.00%, 11/15/41(a)	35	38,683

13

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
6.90%, 11/15/37(a)	$24	$29,193
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(g)	200	192,904
Newcrest Finance Pty Ltd., 5.75%, 11/15/41(a)	45	57,675
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)	70	85,478
5.45%, 06/09/44 (Call 12/09/43)	35	46,187
5.88%, 04/01/35	50	66,993
6.25%, 10/01/39	75	105,145
Rio Tinto Alcan Inc.
5.75%, 06/01/35	50	69,620
6.13%, 12/15/33	12	16,889
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	95	129,834
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	100	123,040
4.75%, 03/22/42 (Call 09/22/41)	50	65,265
Southern Copper Corp.
5.25%, 11/08/42	105	117,860
5.88%, 04/23/45	178	213,698
6.75%, 04/16/40	10	12,955
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	25	22,702
5.40%, 02/01/43 (Call 08/01/42)	50	45,877
6.00%, 08/15/40 (Call 02/15/40)	20	19,685
6.13%, 10/01/35	40	41,603
6.25%, 07/15/41 (Call 01/15/41)	31	31,312

		3,171,999

Office & Business Equipment — 0.0%
Xerox Corp., 6.75%, 12/15/39	45	45,941

Oil & Gas — 4.0%
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	45	33,000
4.75%, 04/15/43 (Call 10/15/42)	119	92,088
5.10%, 09/01/40 (Call 03/01/40)	110	87,978
5.25%, 02/01/42 (Call 08/01/41)	30	23,627
5.35%, 07/01/49 (Call 01/01/49)	25	19,220
BP Capital Markets America Inc., 3.00%, 02/24/50 (Call 08/24/49)	100	97,196
Burlington Resources LLC
5.95%, 10/15/36	50	66,859
7.20%, 08/15/31	75	105,250
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	85	89,769
6.25%, 03/15/38	160	180,374
Cenovus Energy Inc.
5.25%, 06/15/37 (Call 12/15/36)	40	32,696
5.40%, 06/15/47 (Call 12/15/46)	60	46,705
6.75%, 11/15/39	100	89,639
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	254,016
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	200	231,674
Concho Resources Inc., 4.88%, 10/01/47 (Call 04/01/47)	105	114,976
Conoco Funding Co., 7.25%, 10/15/31	75	105,739
ConocoPhillips
5.90%, 10/15/32	60	81,897
5.90%, 05/15/38	135	185,728
6.50%, 02/01/39	30	43,686
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	77	92,495
5.95%, 03/15/46 (Call 09/15/45)	70	100,451

Security	Par (000)	Value

Oil & Gas (continued)
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	$60	$44,971
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	64	55,399
5.00%, 06/15/45 (Call 12/15/44)	105	92,664
5.60%, 07/15/41 (Call 01/15/41)	80	73,931
Ecopetrol SA
5.88%, 05/28/45	100	104,331
7.38%, 09/18/43	50	59,030
EOG Resources Inc., 3.90%, 04/01/35 (Call 10/01/34)	100	116,320
Equinor ASA
3.70%, 04/06/50 (Call 10/06/49)	125	142,340
3.95%, 05/15/43	112	128,250
4.25%, 11/23/41	40	46,668
4.80%, 11/08/43	75	95,939
5.10%, 08/17/40	20	26,429
Exxon Mobil Corp.
2.61%, 10/15/30 (Call 07/15/30)	225	238,678
3.10%, 08/16/49 (Call 02/16/49)	50	51,662
3.57%, 03/06/45 (Call 09/06/44)	111	123,890
4.11%, 03/01/46 (Call 09/01/45)	210	253,415
4.23%, 03/19/40 (Call 09/19/39)	225	274,097
4.33%, 03/19/50 (Call 09/19/49)	200	248,528
Gazprom PJSC Via Gaz Capital SA, 7.29%, 08/16/37(g)	200	288,324
Hess Corp.
5.60%, 02/15/41	50	49,612
5.80%, 04/01/47 (Call 10/01/46)	75	74,540
6.00%, 01/15/40	60	59,780
7.13%, 03/15/33	40	43,400
7.30%, 08/15/31	46	50,129
Husky Energy Inc., 6.80%, 09/15/37	45	46,906
KazMunayGas National Co. JSC, 6.38%, 10/24/48(g)	250	302,410
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	20	17,489
6.60%, 10/01/37	56	53,113
6.80%, 03/15/32	20	20,031
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	40	38,561
4.75%, 09/15/44 (Call 03/15/44)	70	69,879
6.50%, 03/01/41 (Call 09/01/40)	93	108,968
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	40	39,552
Murphy Oil Corp., 6.38%, 12/01/42 (Call 06/01/42)	35	26,674
Nexen Inc., 6.40%, 05/15/37	50	70,816
Noble Energy Inc.
4.95%, 08/15/47 (Call 02/15/47)	55	46,561
5.05%, 11/15/44 (Call 05/15/44)	75	64,173
5.25%, 11/15/43 (Call 05/15/43)	30	26,424
6.00%, 03/01/41 (Call 09/01/40)	83	77,654
Noble Holding International Ltd.
5.25%, 03/15/42	40	1,219
6.05%, 03/01/41(d)	25	788
6.20%, 08/01/40	26	550
8.95%, 04/01/45 (Call 10/01/44)	25	540
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	50	29,307
4.20%, 03/15/48 (Call 09/15/47)	10	5,921
4.30%, 08/15/39 (Call 02/15/39)	36	21,012
4.40%, 04/15/46 (Call 10/15/45)	100	60,095
4.50%, 07/15/44 (Call 01/15/44)	50	30,035
4.63%, 06/15/45 (Call 12/15/44)	65	38,749

14

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.20%, 03/15/40	$64	$43,730
6.45%, 09/15/36	150	107,556
6.60%, 03/15/46 (Call 09/15/45)	85	59,095
7.50%, 05/01/31	62	50,852
7.88%, 09/15/31	25	20,701
7.95%, 06/15/39	25	19,607
Ovintiv Inc.
6.50%, 08/15/34	29	22,912
6.50%, 02/01/38	35	26,773
6.63%, 08/15/37	40	29,691
7.20%, 11/01/31	26	21,447
7.38%, 11/01/31	20	16,329
8.13%, 09/15/30	40	35,871
Pertamina Persero PT
5.63%, 05/20/43(g)	200	224,580
6.00%, 05/03/42(g)	200	231,336
6.45%, 05/30/44(g)	200	245,194
Petrobras Global Finance BV
6.75%, 01/27/41	100	100,645
6.85%, 06/05/2115	200	187,614
6.88%, 01/20/40	14	14,174
6.90%, 03/19/49	151	150,345
7.25%, 03/17/44	130	134,842
Petroleos del Peru SA, 4.75%, 06/19/32(g)	200	216,838
Petroleos Mexicanos
5.50%, 06/27/44	100	70,641
5.63%, 01/23/46	100	70,864
5.95%, 01/28/31 (Call 10/28/30)(g)	200	161,202
6.35%, 02/12/48	100	73,632
6.38%, 01/23/45	220	162,963
6.50%, 06/02/41	175	133,472
6.63%, 06/15/35	100	80,625
6.75%, 09/21/47	364	280,193
7.69%, 01/23/50 (Call 07/23/49)(a)	350	289,327
7.69%, 01/23/50 (Call 07/23/49)(g)	300	247,995
Petronas Capital Ltd.
4.50%, 03/18/45(g)	200	241,342
4.55%, 04/21/50 (Call 10/21/49)(a)	300	370,890
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	99	120,127
4.88%, 11/15/44 (Call 05/15/44)	165	204,164
5.88%, 05/01/42	60	82,051
Pride International LLC, 7.88%, 08/15/40	25	2,034
Saudi Arabian Oil Co.
4.25%, 04/16/39(g)	200	218,464
4.38%, 04/16/49(g)	200	221,090
Shell International Finance BV
3.13%, 11/07/49 (Call 05/07/49)	101	104,264
3.25%, 04/06/50 (Call 10/06/49)	125	132,239
3.75%, 09/12/46	115	129,234
4.00%, 05/10/46	145	168,610
4.13%, 05/11/35	118	144,204
4.38%, 05/11/45	135	166,585
4.55%, 08/12/43	59	73,168
5.50%, 03/25/40	85	118,160
6.38%, 12/15/38	211	321,473
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(g)	300	355,230
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	100	102,283

Security	Par (000)	Value

Oil & Gas (continued)
5.35%, 07/15/33	$20	$21,605
5.95%, 12/01/34	50	58,056
6.50%, 06/15/38	70	87,056
6.80%, 05/15/38	90	112,491
6.85%, 06/01/39	25	31,267
7.15%, 02/01/32	26	31,512
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(g)	200	178,786
Total Capital International SA, 3.46%, 07/12/49 (Call 01/12/49)	110	117,769
Transocean Inc.
6.80%, 03/15/38	65	19,437
7.50%, 04/15/31	40	11,901
9.35%, 12/15/41	25	8,021
Valaris PLC, 5.75%, 10/01/44 (Call 04/01/44)(d)	25	2,081
Valero Energy Corp.
4.90%, 03/15/45	60	69,659
6.63%, 06/15/37	140	181,182
YPF SA, 7.00%, 12/15/47 (Call 06/15/47)(g)	50	28,705

		13,881,003

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	138	137,899
Baker Hughes Holdings LLC, 5.13%, 09/15/40	75	87,519
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	46,199
4.75%, 08/01/43 (Call 02/01/43)	68	64,730
4.85%, 11/15/35 (Call 05/15/35)	101	101,037
5.00%, 11/15/45 (Call 05/15/45)	145	142,880
6.70%, 09/15/38	113	129,553
National Oilwell Varco Inc., 3.95%, 12/01/42 (Call 06/01/42)	89	68,673

		778,490

Packaging & Containers — 0.1%
Packaging Corp. of America, 4.05%, 12/15/49 (Call 06/15/49)	20	23,143
Sealed Air Corp., 6.88%, 07/15/33(a)	25	29,520
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	64	76,986
WestRock MWV LLC, 7.95%, 02/15/31	10	13,455
WRKCo Inc., 4.20%, 06/01/32 (Call 03/01/32)	100	113,561

		256,665

Pharmaceuticals — 3.6%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)(a)	260	292,227
4.25%, 11/21/49 (Call 05/21/49)(a)	410	470,750
4.30%, 05/14/36 (Call 11/14/35)	80	91,663
4.40%, 11/06/42	190	219,091
4.45%, 05/14/46 (Call 11/14/45)	110	127,632
4.50%, 05/14/35 (Call 11/14/34)	150	177,921
4.55%, 03/15/35 (Call 09/15/34)(a)	139	162,345
4.63%, 10/01/42 (Call 04/01/42)(a)	10	11,825
4.70%, 05/14/45 (Call 11/14/44)	195	232,027
4.75%, 03/15/45 (Call 09/15/44)(a)	80	95,675
4.85%, 06/15/44 (Call 12/15/43)(a)	83	98,142
4.88%, 11/14/48 (Call 05/14/48)	61	76,151
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	45	49,016
4.30%, 12/15/47 (Call 06/15/47)	60	65,258
AstraZeneca PLC
4.00%, 09/18/42	81	99,708
4.38%, 11/16/45	63	82,009
4.38%, 08/17/48 (Call 02/17/48)	40	53,689
6.45%, 09/15/37	200	299,980

15

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Bayer U.S. Finance II LLC
4.20%, 07/15/34 (Call 01/15/34)(a)	$105	$117,568
4.40%, 07/15/44 (Call 01/15/44)(a)	115	131,764
4.70%, 07/15/64 (Call 01/15/64)(a)	106	120,139
Becton Dickinson and Co.
3.79%, 05/20/50 (Call 11/20/49)	100	112,498
4.67%, 06/06/47 (Call 12/06/46)	61	75,961
4.69%, 12/15/44 (Call 06/15/44)	99	120,030
Bristol-Myers Squibb Co.
3.25%, 08/01/42	120	135,317
4.13%, 06/15/39 (Call 12/15/38)(a)	235	296,504
4.25%, 10/26/49 (Call 04/26/49)(a)	270	355,879
4.35%, 11/15/47 (Call 05/15/47)(a)	85	110,944
4.63%, 05/15/44 (Call 11/15/43)(a)	125	165,162
5.00%, 08/15/45 (Call 02/15/45)(a)	85	117,439
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	76	80,860
4.50%, 11/15/44 (Call 05/15/44)	40	41,666
4.60%, 03/15/43	15	15,732
Cigna Corp.
3.40%, 03/15/50 (Call 09/15/49)	100	107,663
3.88%, 10/15/47 (Call 04/15/47)(a)	100	112,414
4.80%, 08/15/38 (Call 02/15/38)	106	132,564
4.80%, 07/15/46 (Call 01/16/46)(a)	105	132,528
4.90%, 12/15/48 (Call 06/15/48)	185	243,042
6.13%, 11/15/41(a)	36	50,820
CVS Health Corp.
4.25%, 04/01/50 (Call 10/01/49)	100	117,729
4.78%, 03/25/38 (Call 09/25/37)	210	257,485
4.88%, 07/20/35 (Call 01/20/35)	115	141,073
5.05%, 03/25/48 (Call 09/25/47)	535	686,624
5.13%, 07/20/45 (Call 01/20/45)	201	254,506
5.30%, 12/05/43 (Call 06/05/43)	82	104,844
6.13%, 09/15/39	45	61,998
Eli Lilly & Co.
3.95%, 03/15/49 (Call 09/15/48)	135	171,033
4.15%, 03/15/59 (Call 09/15/58)	125	164,724
Eli Lilly and Co., 2.25%, 05/15/50 (Call 11/15/49)	110	104,073
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	113	142,655
5.38%, 04/15/34	65	90,394
6.38%, 05/15/38	101	152,835
Johnson & Johnson
3.40%, 01/15/38 (Call 07/15/37)	141	164,981
3.50%, 01/15/48 (Call 07/15/47)(d)	63	76,644
3.55%, 03/01/36 (Call 09/01/35)	140	164,254
3.63%, 03/03/37 (Call 09/03/36)	142	169,716
3.70%, 03/01/46 (Call 09/01/45)	145	179,352
4.38%, 12/05/33 (Call 06/05/33)	69	90,222
4.50%, 09/01/40	60	78,252
4.50%, 12/05/43 (Call 06/05/43)	65	89,501
4.95%, 05/15/33	50	68,869
McKesson Corp., 4.88%, 03/15/44 (Call 09/15/43)	36	43,092
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	60	74,336
5.90%, 11/01/39	35	48,198
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	106	126,030
3.70%, 02/10/45 (Call 08/10/44)	215	259,471
3.90%, 03/07/39 (Call 09/07/38)	20	24,795

Security	Par (000)	Value

Pharmaceuticals (continued)
4.15%, 05/18/43	$140	$177,134
6.50%, 12/01/33	65	98,060
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	95	107,555
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)	75	86,331
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	120	125,717
3.70%, 09/21/42	20	23,645
4.00%, 11/20/45 (Call 05/20/45)	85	107,333
4.40%, 05/06/44	167	222,608
Pfizer Inc.
2.70%, 05/28/50 (Call 11/28/49)	150	151,848
3.90%, 03/15/39 (Call 09/15/38)	10	11,998
4.00%, 12/15/36	75	91,336
4.10%, 09/15/38 (Call 03/15/38)	45	55,490
4.13%, 12/15/46	87	109,798
4.20%, 09/15/48 (Call 03/15/48)	100	128,408
4.30%, 06/15/43	80	101,571
4.40%, 05/15/44	60	78,350
5.60%, 09/15/40	20	28,339
7.20%, 03/15/39	175	288,547
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	10	9,907
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	165	139,072
Wyeth LLC
5.95%, 04/01/37	165	237,710
6.00%, 02/15/36	20	28,631
6.50%, 02/01/34	71	107,215
Zoetis Inc.
3.95%, 09/12/47 (Call 03/12/47)	75	87,214
4.70%, 02/01/43 (Call 08/01/42)	105	135,291

		12,328,397

Pipelines — 2.2%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(g)	200	230,000
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	35	29,154
5.85%, 11/15/43 (Call 05/15/43)	25	20,902
Colonial Pipeline Co., 7.63%, 04/15/32(a)	25	33,287
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	50	61,044
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	25	17,449
6.45%, 11/03/36(a)	25	20,504
6.75%, 09/15/37(a)	25	19,381
8.13%, 08/16/30	25	24,759
Enable Midstream Partners LP, 5.00%, 05/15/44 (Call 11/15/43)	65	46,686
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	46	52,075
7.38%, 10/15/45 (Call 04/15/45)	55	75,585
Series B, 7.50%, 04/15/38	25	31,607
Enbridge Inc.
4.50%, 06/10/44 (Call 12/10/43)	45	47,339
5.50%, 12/01/46 (Call 05/29/46)	58	70,801
Energy Transfer Operating LP
4.90%, 03/15/35 (Call 09/15/34)	70	68,991
5.00%, 05/15/50 (Call 11/15/49)	125	118,895
5.15%, 03/15/45 (Call 09/15/44)	50	47,775
5.30%, 04/15/47 (Call 10/15/46)	60	58,997
5.95%, 10/01/43 (Call 04/01/43)	60	60,502
6.00%, 06/15/48 (Call 12/15/47)	100	105,313
6.05%, 06/01/41 (Call 12/01/40)	50	52,266

16

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.13%, 12/15/45 (Call 06/15/45)	$100	$103,857
6.25%, 04/15/49 (Call 10/15/48)	35	38,038
6.50%, 02/01/42 (Call 08/01/41)	80	88,206
6.63%, 10/15/36	60	66,214
7.50%, 07/01/38	25	29,177
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	44	25,645
5.45%, 06/01/47 (Call 12/01/46)	40	24,572
5.60%, 04/01/44 (Call 10/01/43)(d)	15	9,118
Enterprise Products Operating LLC
4.20%, 01/31/50 (Call 07/31/49)	110	119,306
4.45%, 02/15/43 (Call 08/15/42)	74	80,012
4.80%, 02/01/49 (Call 08/01/48)	70	81,773
4.85%, 08/15/42 (Call 02/15/42)	183	201,547
4.85%, 03/15/44 (Call 09/15/43)	99	112,019
4.90%, 05/15/46 (Call 11/15/45)	25	28,353
4.95%, 10/15/54 (Call 04/15/54)	40	44,201
5.10%, 02/15/45 (Call 08/15/44)	189	218,225
5.70%, 02/15/42	50	59,820
5.95%, 02/01/41	37	45,171
6.13%, 10/15/39	60	73,983
6.45%, 09/01/40	60	74,781
7.55%, 04/15/38	36	48,637
Series D, 6.88%, 03/01/33	10	12,478
EQM Midstream Partners LP, Series 30Y, 6.50%, 07/15/48 (Call 01/15/48)	35	29,779
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	50	53,707
5.00%, 08/15/42 (Call 02/15/42)	55	61,786
5.00%, 03/01/43 (Call 09/01/42)	65	72,856
5.40%, 09/01/44 (Call 03/01/44)	60	70,825
5.50%, 03/01/44 (Call 09/01/43)	95	112,322
5.80%, 03/15/35	20	23,649
6.38%, 03/01/41	70	86,514
6.55%, 09/15/40	50	63,262
6.95%, 01/15/38	61	81,070
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	45	51,808
5.20%, 03/01/48 (Call 09/01/47)	70	83,987
5.30%, 12/01/34 (Call 06/01/34)	75	86,567
5.55%, 06/01/45 (Call 12/01/44)	105	129,108
7.75%, 01/15/32	100	132,948
7.80%, 08/01/31	70	90,593
Magellan Midstream Partners LP
4.20%, 10/03/47 (Call 04/03/47)	60	60,630
4.25%, 09/15/46 (Call 03/15/46)	15	15,060
4.85%, 02/01/49 (Call 08/01/48)	50	55,035
5.15%, 10/15/43 (Call 04/15/43)	65	69,738
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	160	158,078
4.70%, 04/15/48 (Call 10/15/47)	60	60,906
5.20%, 03/01/47 (Call 09/01/46)	50	53,402
5.20%, 12/01/47 (Call 06/01/47)	65	69,146
5.50%, 02/15/49 (Call 08/15/48)	142	160,880
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	50	59,641
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)	60	55,114
5.20%, 07/15/48 (Call 01/15/48)	100	99,097
6.00%, 06/15/35	10	10,312

Security	Par (000)	Value

Pipelines (continued)
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	$100	$100,440
6.20%, 09/15/43 (Call 03/15/43)	90	95,845
6.85%, 10/15/37	35	37,486
Phillips 66 Partners LP, 4.90%, 10/01/46 (Call 04/01/46)	75	79,361
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	60	53,473
4.90%, 02/15/45 (Call 08/15/44)	70	64,699
5.15%, 06/01/42 (Call 12/01/41)	65	58,366
6.65%, 01/15/37	10	10,212
Rockies Express Pipeline LLC
6.88%, 04/15/40(a)	45	43,096
7.50%, 07/15/38(a)	25	24,365
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	50	52,781
5.95%, 09/25/43 (Call 03/25/43)	30	37,342
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	65	62,808
5.35%, 05/15/45 (Call 11/15/44)	65	63,272
5.40%, 10/01/47 (Call 04/01/47)	104	102,460
6.10%, 02/15/42	25	24,519
Texas Eastern Transmission LP, 4.15%, 01/15/48 (Call 07/15/47)(a)	95	97,754
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	165	189,268
4.75%, 05/15/38 (Call 11/15/37)	25	29,146
4.88%, 05/15/48 (Call 11/15/47)	90	110,826
5.00%, 10/16/43 (Call 04/16/43)	45	53,949
5.10%, 03/15/49 (Call 09/15/48)	81	103,728
5.60%, 03/31/34	50	58,789
7.25%, 08/15/38	50	70,611
7.63%, 01/15/39	84	126,890
Transcontinental Gas Pipe Line Co. LLC, 4.60%, 03/15/48 (Call 09/15/47)	85	99,235
Western Midstream Operating LP
5.25%, 02/01/50 (Call 08/01/49)	75	60,733
5.30%, 03/01/48 (Call 09/01/47)	36	28,063
5.45%, 04/01/44 (Call 10/01/43)	50	40,821
Williams Companies Inc. (The)
4.85%, 03/01/48 (Call 09/01/47)	80	88,754
4.90%, 01/15/45 (Call 07/15/44)	60	64,801
5.75%, 06/24/44 (Call 12/24/43)	50	57,940
6.30%, 04/15/40	95	114,521
8.75%, 03/15/32	76	103,253

		7,445,872

Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)	50	56,936
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)	10	11,902
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	60	68,127
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)	45	50,155

		187,120

Real Estate — 0.1%
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43(g)	200	280,176

Real Estate Investment Trusts — 0.5%
Alexandria Real Estate Equities Inc.
3.38%, 08/15/31 (Call 05/15/31)	50	54,143
4.00%, 02/01/50 (Call 08/01/49)	60	67,684

17

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.70%, 07/01/30 (Call 04/01/30)	$10	$11,890
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	10	11,323
4.15%, 07/01/47 (Call 01/01/47)	10	12,021
4.35%, 04/15/48 (Call 10/15/47)	50	61,381
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)	10	10,241
Crown Castle International Corp.
4.00%, 11/15/49 (Call 05/15/49)	10	11,148
4.75%, 05/15/47 (Call 11/15/46)	36	44,372
5.20%, 02/15/49 (Call 08/15/48)	40	52,687
Duke Realty LP, 3.05%, 03/01/50 (Call 09/01/49)	10	9,414
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)	10	11,607
4.50%, 07/01/44 (Call 01/01/44)	50	62,661
4.50%, 06/01/45 (Call 12/01/44)	25	30,900
Essex Portfolio LP
2.65%, 03/15/32 (Call 12/15/31)	35	34,776
4.50%, 03/15/48 (Call 09/15/47)	10	11,432
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	50	52,901
Healthpeak Properties Inc., 6.75%, 02/01/41 (Call 08/01/40)	20	25,982
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	90	80,031
4.45%, 09/01/47 (Call 03/01/47)	25	22,842
National Retail Properties Inc., 3.10%, 04/15/50 (Call 10/15/49)	10	7,476
Prologis LP, 3.00%, 04/15/50 (Call 10/15/49)	85	85,370
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	50	59,769
Regency Centers LP, 4.40%, 02/01/47 (Call 08/01/46)	50	50,521
Simon Property Group LP
4.25%, 10/01/44 (Call 04/01/44)	70	66,907
4.25%, 11/30/46 (Call 05/30/46)	25	23,887
4.75%, 03/15/42 (Call 09/15/41)	20	20,511
6.75%, 02/01/40 (Call 11/01/39)	91	116,363
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	36	36,760
3.10%, 11/01/34 (Call 08/01/34)	10	10,206
Ventas Realty LP, 5.70%, 09/30/43 (Call 03/30/43)	85	89,753
VICI Properties LP/VICI Note Co. Inc., 4.13%, 08/15/30 (Call 02/15/25)(a)	75	71,851
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)	50	42,375
Welltower Inc.
4.95%, 09/01/48 (Call 03/01/48)	25	25,605
6.50%, 03/15/41 (Call 09/15/40)	25	30,268
Weyerhaeuser Co., 7.38%, 03/15/32	125	165,359

		1,582,417

Retail — 1.8%
Alimentation Couche-Tard Inc., 4.50%, 07/26/47 (Call 01/26/47)(a)	70	73,688
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	35	18,860
5.17%, 08/01/44 (Call 02/01/44)	65	33,041
Home Depot Inc. (The)
3.13%, 12/15/49 (Call 06/15/49)	10	10,833
3.35%, 04/15/50 (Call 10/15/49)	150	169,389
3.50%, 09/15/56 (Call 03/15/56)	95	108,653
3.90%, 06/15/47 (Call 12/15/46)	87	105,137
4.20%, 04/01/43 (Call 10/01/42)	90	110,292
4.25%, 04/01/46 (Call 10/01/45)	125	157,269
4.40%, 03/15/45 (Call 09/15/44)	113	143,185

Security	Par (000)	Value

Retail (continued)
4.88%, 02/15/44 (Call 08/15/43)	$99	$134,786
5.40%, 09/15/40 (Call 03/15/40)	51	71,594
5.88%, 12/16/36	213	308,712
5.95%, 04/01/41 (Call 10/01/40)	77	113,783
JC Penney Corp. Inc.
6.38%, 10/15/36(h)	10	209
7.40%, 04/01/37(h)	25	459
7.63%, 03/01/97(h)	25	386
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	30	23,513
L Brands Inc.
6.75%, 07/01/36	50	41,580
6.88%, 11/01/35	50	41,364
6.95%, 03/01/33	35	23,486
7.60%, 07/15/37	25	16,772
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	113	124,254
4.05%, 05/03/47 (Call 11/03/46)	125	144,339
4.25%, 09/15/44 (Call 03/15/44)	40	46,142
4.38%, 09/15/45 (Call 03/15/45)	108	127,549
4.65%, 04/15/42 (Call 10/15/41)	80	97,154
5.13%, 04/15/50 (Call 10/15/49)	115	155,735
5.50%, 10/15/35	20	26,710
Macy’s Retail Holdings Inc.
4.30%, 02/15/43 (Call 08/15/42)	25	13,420
4.50%, 12/15/34 (Call 06/15/34)	17	9,389
5.13%, 01/15/42 (Call 07/15/41)	25	13,838
McDonald’s Corp.
3.63%, 05/01/43	35	37,759
3.63%, 09/01/49 (Call 03/01/49)	120	130,925
3.70%, 02/15/42	50	54,876
4.20%, 04/01/50 (Call 10/01/49)	85	101,253
4.45%, 03/01/47 (Call 09/01/46)	90	109,515
4.60%, 05/26/45 (Call 11/26/44)	80	97,501
4.70%, 12/09/35 (Call 06/09/35)	94	117,680
4.88%, 07/15/40	25	30,850
4.88%, 12/09/45 (Call 06/09/45)	75	94,959
5.70%, 02/01/39	10	13,276
6.30%, 10/15/37	50	71,291
6.30%, 03/01/38	60	83,518
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	55	36,319
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	10	8,485
5.95%, 03/15/43	25	20,169
Ross Stores Inc., 5.45%, 04/15/50 (Call 10/15/49)	50	62,427
Starbucks Corp.
2.55%, 11/15/30 (Call 08/15/30)	200	204,458
3.75%, 12/01/47 (Call 06/01/47)	135	142,405
4.30%, 06/15/45 (Call 12/10/44)	20	22,497
4.45%, 08/15/49 (Call 02/15/49)	90	105,349
Target Corp.
3.63%, 04/15/46	89	106,358
3.90%, 11/15/47 (Call 05/15/47)	75	94,524
4.00%, 07/01/42	126	156,904
6.35%, 11/01/32	45	65,875
Walgreen Co., 4.40%, 09/15/42	25	25,382
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (Call 10/15/49)	100	97,181
4.50%, 11/18/34 (Call 05/18/34)	16	17,426
4.65%, 06/01/46 (Call 12/01/45)	50	51,680
4.80%, 11/18/44 (Call 05/18/44)	96	101,195

18

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Walmart Inc.
3.63%, 12/15/47 (Call 06/15/47)	$104	$125,915
3.95%, 06/28/38 (Call 12/28/37)	140	172,655
4.00%, 04/11/43 (Call 10/11/42)	93	116,640
4.05%, 06/29/48 (Call 12/29/47)	197	252,842
4.30%, 04/22/44 (Call 10/22/43)	89	115,113
5.00%, 10/25/40	35	48,783
5.25%, 09/01/35	165	236,655
5.63%, 04/01/40	15	22,061
5.63%, 04/15/41	15	22,515
6.20%, 04/15/38	75	114,676
6.50%, 08/15/37	81	126,955
Yum! Brands Inc., 6.88%, 11/15/37	50	52,500

		6,134,868

Semiconductors — 0.8%
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)	40	53,991
Applied Materials Inc.
4.35%, 04/01/47 (Call 10/01/46)	67	86,675
5.10%, 10/01/35 (Call 04/01/35)	35	48,282
5.85%, 06/15/41	45	64,859
Broadcom Inc., 4.30%, 11/15/32 (Call 08/15/32)(a)	200	210,922
Intel Corp.
3.25%, 11/15/49 (Call 05/15/49)	26	28,789
3.73%, 12/08/47 (Call 06/08/47)	150	176,266
4.00%, 12/15/32	85	104,953
4.10%, 05/19/46 (Call 11/19/45)	126	155,461
4.10%, 05/11/47 (Call 11/11/46)	70	86,860
4.25%, 12/15/42	25	31,156
4.75%, 03/25/50 (Call 09/25/49)	200	275,722
4.80%, 10/01/41	75	100,001
4.95%, 03/25/60 (Call 09/25/59)	100	144,545
KLA Corp., 5.00%, 03/15/49 (Call 09/15/48)	75	96,119
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	100	101,539
4.88%, 03/15/49 (Call 09/15/48)	75	101,116
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	100	113,942
3.50%, 04/01/50 (Call 10/01/49)	150	172,409
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	107	130,906
4.65%, 05/20/35 (Call 11/20/34)	55	70,525
4.80%, 05/20/45 (Call 11/20/44)	95	121,107
Texas Instruments Inc.
3.88%, 03/15/39 (Call 09/15/38)	50	63,481
4.15%, 05/15/48 (Call 11/15/47)	125	164,219

		2,703,845

Software — 1.6%
Activision Blizzard Inc., 4.50%, 06/15/47 (Call 12/15/46)	10	12,374
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	180	219,092
Microsoft Corp.
3.45%, 08/08/36 (Call 02/08/36)	126	148,554
3.50%, 02/12/35 (Call 08/12/34)	115	139,700
3.70%, 08/08/46 (Call 02/08/46)	281	348,513
3.75%, 02/12/45 (Call 08/12/44)	135	167,192
3.95%, 08/08/56 (Call 02/08/56)	184	240,941
4.00%, 02/12/55 (Call 08/12/54)	180	236,988
4.10%, 02/06/37 (Call 08/06/36)	175	222,535
4.20%, 11/03/35 (Call 05/03/35)	55	72,350
4.25%, 02/06/47 (Call 08/06/46)	190	257,593

Security	Par (000)	Value

Software (continued)
4.45%, 11/03/45 (Call 05/03/45)	$177	$243,708
4.50%, 10/01/40	30	40,472
4.50%, 02/06/57 (Call 08/06/56)	140	202,839
4.75%, 11/03/55 (Call 05/03/55)	100	148,264
4.88%, 12/15/43 (Call 06/15/43)	65	92,393
5.20%, 06/01/39	30	42,764
5.30%, 02/08/41	67	98,834
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(a)	40	41,243
3.88%, 02/15/31 (Call 06/01/25)(a)	50	51,308
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	150	166,697
3.60%, 04/01/50 (Call 10/01/49)	250	278,583
3.80%, 11/15/37 (Call 05/15/37)	133	151,891
3.85%, 07/15/36 (Call 01/15/36)	105	121,651
3.85%, 04/01/60 (Call 10/01/59)	250	286,878
3.90%, 05/15/35 (Call 11/15/34)	75	89,000
4.00%, 07/15/46 (Call 01/15/46)	259	300,689
4.00%, 11/15/47 (Call 05/15/47)	151	176,780
4.13%, 05/15/45 (Call 11/15/44)	130	153,205
4.30%, 07/08/34 (Call 01/08/34)	115	141,144
4.38%, 05/15/55 (Call 11/15/54)	85	107,621
4.50%, 07/08/44 (Call 01/08/44)	71	88,274
5.38%, 07/15/40	154	209,374
6.13%, 07/08/39	89	130,069
6.50%, 04/15/38	101	152,843

		5,582,356

Telecommunications — 3.9%
America Movil SAB de CV
6.13%, 11/15/37	25	34,032
6.13%, 03/30/40	284	390,775
6.38%, 03/01/35	40	57,114
AT&T Inc.
3.50%, 06/01/41 (Call 12/01/40)	200	201,956
3.65%, 06/01/51 (Call 12/01/50)	200	201,962
4.30%, 12/15/42 (Call 06/15/42)	150	165,521
4.35%, 06/15/45 (Call 12/15/44)	230	254,205
4.50%, 05/15/35 (Call 11/15/34)	210	240,792
4.50%, 03/09/48 (Call 09/09/47)	230	261,816
4.55%, 03/09/49 (Call 09/09/48)	161	183,070
4.65%, 06/01/44 (Call 12/01/43)	75	85,780
4.75%, 05/15/46 (Call 11/15/45)	200	231,660
4.80%, 06/15/44 (Call 12/15/43)	135	156,862
4.85%, 03/01/39 (Call 09/01/38)	115	134,506
4.85%, 07/15/45 (Call 01/15/45)	71	82,636
4.90%, 08/15/37 (Call 02/14/37)	60	70,370
4.90%, 06/15/42	50	57,793
5.15%, 03/15/42	75	90,261
5.15%, 11/15/46 (Call 05/15/46)	130	159,045
5.15%, 02/15/50 (Call 08/14/49)	135	167,619
5.25%, 03/01/37 (Call 09/01/36)	150	182,608
5.30%, 08/15/58 (Call 02/14/58)	25	31,385
5.35%, 09/01/40	155	193,511
5.35%, 12/15/43	70	86,106
5.38%, 10/15/41	10	12,238
5.45%, 03/01/47 (Call 09/01/46)	100	126,234
5.55%, 08/15/41	35	44,004
5.65%, 02/15/47 (Call 08/15/46)	135	174,582
5.70%, 03/01/57 (Call 09/01/56)	80	106,090
6.00%, 08/15/40 (Call 05/15/40)	85	109,954

19

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
6.10%, 07/15/40	$25	$32,638
6.25%, 03/29/41	30	39,380
6.30%, 01/15/38	26	34,762
6.38%, 03/01/41	100	136,944
6.50%, 09/01/37	50	67,744
6.55%, 02/15/39	100	134,894
Bell Canada Inc.
4.30%, 07/29/49 (Call 01/29/49)	50	60,714
4.46%, 04/01/48 (Call 10/01/47)	80	101,699
British Telecommunications PLC, 9.63%, 12/15/30	215	341,676
CenturyLink Inc.
Series P, 7.60%, 09/15/39	50	51,958
Series U, 7.65%, 03/15/42	25	25,932
Cisco Systems Inc.
5.50%, 01/15/40	140	202,936
5.90%, 02/15/39	145	212,558
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	65	71,430
4.70%, 03/15/37	20	22,824
4.75%, 03/15/42	80	90,185
5.75%, 08/15/40	71	90,651
5.85%, 11/15/68 (Call 05/15/68)	36	44,131
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)	150	161,937
Deutsche Telekom International Finance BV
8.75%, 06/15/30	197	297,681
9.25%, 06/01/32	85	136,281
Embarq Corp., 8.00%, 06/01/36	102	109,024
Juniper Networks Inc., 5.95%, 03/15/41	41	48,552
Motorola Solutions Inc., 5.50%, 09/01/44	56	58,975
Nokia OYJ, 6.63%, 05/15/39	25	27,590
Orange SA
5.38%, 01/13/42	74	103,332
5.50%, 02/06/44 (Call 08/06/43)	45	65,858
9.00%, 03/01/31	165	268,734
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)	61	67,766
4.30%, 02/15/48 (Call 08/15/47)	70	85,569
4.35%, 05/01/49 (Call 11/01/48)	68	83,127
4.50%, 03/15/43 (Call 09/15/42)	70	82,946
5.00%, 03/15/44 (Call 09/15/43)	70	90,197
5.45%, 10/01/43 (Call 04/01/43)	35	46,720
7.50%, 08/15/38	10	15,075
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)	109	103,829
Sprint Capital Corp., 8.75%, 03/15/32	140	201,734
Telecom Italia Capital SA
6.00%, 09/30/34	75	80,606
6.38%, 11/15/33	75	83,833
7.20%, 07/18/36	65	74,400
7.72%, 06/04/38	58	70,391
Telefonica Emisiones SA
4.90%, 03/06/48	150	175,572
5.21%, 03/08/47	200	242,166
7.05%, 06/20/36	175	250,420
Telefonica Europe BV, 8.25%, 09/15/30	65	96,975
TELUS Corp., 4.30%, 06/15/49 (Call 12/15/48)	135	157,017
T-Mobile USA Inc.
4.38%, 04/15/40 (Call 10/15/39)(a)	100	110,918
4.50%, 04/15/50 (Call 10/15/49)(a)	200	227,746
U.S. Cellular Corp., 6.70%, 12/15/33	25	26,812

Security	Par (000)	Value

Telecommunications (continued)
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	$125	$146,795
4.00%, 03/22/50 (Call 09/22/49)	100	122,797
4.13%, 08/15/46	75	92,102
4.27%, 01/15/36	75	90,758
4.40%, 11/01/34 (Call 05/01/34)	175	213,570
4.50%, 08/10/33	161	199,295
4.52%, 09/15/48	352	460,455
4.67%, 03/15/55	50	68,631
4.75%, 11/01/41	62	81,352
4.81%, 03/15/39	110	141,645
4.86%, 08/21/46	225	303,482
5.01%, 04/15/49	229	318,205
5.25%, 03/16/37	220	295,667
5.50%, 03/16/47	105	153,957
6.55%, 09/15/43	132	203,974
Vodafone Group PLC
4.25%, 09/17/50	165	189,689
4.38%, 02/19/43	138	155,687
4.88%, 06/19/49	65	80,083
5.00%, 05/30/38	175	214,371
5.13%, 06/19/59	50	62,549
5.25%, 05/30/48	60	77,813
6.15%, 02/27/37	130	173,811
6.25%, 11/30/32	43	57,566

		13,613,580

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 6.35%, 03/15/40	55	62,597
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	20	16,023
6.20%, 10/01/40	25	21,676

		100,296

Transportation — 1.8%
Burlington Northern Santa Fe LLC
3.55%, 02/15/50 (Call 08/15/49)	55	61,932
3.90%, 08/01/46 (Call 02/01/46)	65	76,203
4.05%, 06/15/48 (Call 12/15/47)	50	59,627
4.13%, 06/15/47 (Call 12/15/46)	35	42,187
4.15%, 04/01/45 (Call 10/01/44)	35	42,161
4.15%, 12/15/48 (Call 06/15/48)	60	73,623
4.38%, 09/01/42 (Call 03/01/42)	10	12,206
4.45%, 03/15/43 (Call 09/15/42)	64	80,102
4.55%, 09/01/44 (Call 03/01/44)	90	112,311
4.90%, 04/01/44 (Call 10/01/43)	79	103,330
5.05%, 03/01/41 (Call 09/01/40)	25	32,510
5.15%, 09/01/43 (Call 03/01/43)	100	133,672
5.40%, 06/01/41 (Call 12/01/40)	85	113,546
5.75%, 05/01/40 (Call 11/01/39)	150	207,636
6.15%, 05/01/37	40	56,123
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)	25	27,562
3.65%, 02/03/48 (Call 08/03/47)	60	70,711
4.45%, 01/20/49 (Call 07/20/48)	50	66,619
6.20%, 06/01/36	45	65,755
6.38%, 11/15/37	73	109,069
Canadian Pacific Railway Co.
4.80%, 09/15/35 (Call 03/15/35)	45	58,194
4.80%, 08/01/45 (Call 02/01/45)	25	32,875
5.95%, 05/15/37	26	36,998

20

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
6.13%, 09/15/2115 (Call 03/15/2115)	$68	$102,290
7.13%, 10/15/31	41	59,450
CSX Corp.
3.35%, 09/15/49 (Call 03/15/49)	80	86,516
3.80%, 11/01/46 (Call 05/01/46)	73	83,196
3.95%, 05/01/50 (Call 11/01/49)	125	149,574
4.10%, 03/15/44 (Call 09/15/43)	53	62,454
4.25%, 11/01/66 (Call 05/01/66)	85	98,566
4.30%, 03/01/48 (Call 09/01/47)	45	55,447
4.40%, 03/01/43 (Call 09/01/42)	36	42,956
4.50%, 08/01/54 (Call 02/01/54)	35	43,702
4.75%, 05/30/42 (Call 11/30/41)	70	87,301
5.50%, 04/15/41 (Call 10/15/40)	35	46,667
6.00%, 10/01/36	66	88,986
6.15%, 05/01/37	15	20,626
6.22%, 04/30/40	40	56,845
FedEx Corp.
3.88%, 08/01/42	15	14,341
3.90%, 02/01/35	91	95,325
4.05%, 02/15/48 (Call 08/15/47)	65	63,361
4.10%, 04/15/43	40	39,092
4.10%, 02/01/45	60	58,165
4.40%, 01/15/47 (Call 07/15/46)	117	118,922
4.55%, 04/01/46 (Call 10/01/45)	96	99,060
4.75%, 11/15/45 (Call 05/15/45)	58	62,210
4.90%, 01/15/34	25	28,846
4.95%, 10/17/48 (Call 04/17/48)	50	55,136
5.10%, 01/15/44	108	121,161
Indian Railway Finance Corp. Ltd., 3.95%, 02/13/50(g)	200	188,608
Kansas City Southern
3.50%, 05/01/50 (Call 11/01/49)	50	53,166
4.20%, 11/15/69 (Call 05/15/69)	36	37,896
4.30%, 05/15/43 (Call 11/15/42)	50	55,739
4.70%, 05/01/48 (Call 11/01/47)	50	62,176
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(g)	108	123,390
Norfolk Southern Corp.
3.16%, 05/15/55 (Call 11/15/54)(a)	68	68,226
3.94%, 11/01/47 (Call 05/01/47)	84	97,789
3.95%, 10/01/42 (Call 04/01/42)	51	57,830
4.05%, 08/15/52 (Call 02/15/52)	75	86,269
4.10%, 05/15/49 (Call 11/15/48)	80	95,638
4.65%, 01/15/46 (Call 07/15/45)	50	62,798
4.84%, 10/01/41	40	50,230
Union Pacific Corp.
3.25%, 02/05/50 (Call 08/05/49)	10	10,744
3.38%, 02/01/35 (Call 08/01/34)	95	103,856
3.55%, 08/15/39 (Call 02/15/39)	50	55,203
3.60%, 09/15/37 (Call 03/15/37)	111	121,277
3.80%, 10/01/51 (Call 04/01/51)	64	74,794
3.84%, 03/20/60 (Call 09/20/59)	147	168,899
3.88%, 02/01/55 (Call 08/01/54)	30	33,899
4.00%, 04/15/47 (Call 10/15/46)	110	127,442
4.05%, 11/15/45 (Call 05/15/45)	45	52,601
4.05%, 03/01/46 (Call 09/01/45)	40	47,111
4.10%, 09/15/67 (Call 03/15/67)	85	97,568
4.25%, 04/15/43 (Call 10/15/42)	20	23,608
4.30%, 03/01/49 (Call 09/01/48)	60	75,745
4.38%, 09/10/38 (Call 03/10/38)	50	60,079
4.38%, 11/15/65 (Call 05/15/65)	84	101,031

Security	Par (000)	Value

Transportation (continued)
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	$45	$48,623
3.63%, 10/01/42	60	65,873
3.75%, 11/15/47 (Call 05/15/47)	117	133,524
4.88%, 11/15/40 (Call 05/15/40)	75	95,514
5.30%, 04/01/50 (Call 10/01/49)	100	140,967
6.20%, 01/15/38	101	145,925
XPO CNW Inc., 6.70%, 05/01/34	25	24,685

		6,363,870

Trucking & Leasing — 0.0%
GATX Corp., 5.20%, 03/15/44 (Call 09/15/43)	15	17,472

Water — 0.1%
American Water Capital Corp.
3.45%, 05/01/50 (Call 11/01/49)	75	82,439
3.75%, 09/01/47 (Call 03/01/47)	80	90,666
4.20%, 09/01/48 (Call 03/01/48)	55	67,447
4.30%, 09/01/45 (Call 03/01/45)	30	36,638
6.59%, 10/15/37	65	95,343
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	60	61,066
4.28%, 05/01/49 (Call 11/01/48)	45	53,055

		486,654

Total Corporate Bonds & Notes — 52.6% (Cost: $169,715,986)		182,267,718

Foreign Government Obligations(i)

Angola — 0.0%
Angolan Government International Bond, 9.38%, 05/08/48(g)	200	120,656

Argentina — 0.2%
Argentine Republic Government International Bond
3.75%, 12/31/38(h)	75	23,374
6.88%, 01/11/48(d)(h)	200	70,412
7.13%, 07/06/36(d)(h)	150	54,480
7.13%, 06/28/2117(h)	190	67,788
7.63%, 04/22/46(d)(h)	150	54,909
8.28%, 12/31/33(h)	140	62,974
Series NY, 3.75%, 12/31/38(d)(h)	325	124,862
Series NY, 8.28%, 12/31/33(d)(h)	225	103,190

		561,989

Bahrain — 0.0%
Bahrain Government International Bond, 6.00%, 09/19/44(g)	200	179,992

Brazil — 0.3%
Brazilian Government International Bond
5.00%, 01/27/45(d)	200	190,116
5.63%, 01/07/41	150	153,364
5.63%, 02/21/47	200	204,564
7.13%, 01/20/37	200	235,170
8.25%, 01/20/34	100	127,437

		910,651

Chile — 0.1%
Chile Government International Bond, 3.86%, 06/21/47	200	226,412

Colombia — 0.3%
Colombia Government International Bond
5.00%, 06/15/45 (Call 12/15/44)	400	455,052
5.63%, 02/26/44 (Call 08/26/43)	200	242,692

21

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colombia (continued)
6.13%, 01/18/41	$200	$251,920
7.38%, 09/18/37	100	138,237

		1,087,901

Costa Rica — 0.1%
Costa Rica Government International Bond
6.13%, 02/19/31(g)	200	163,166
7.00%, 04/04/44(g)	200	154,616

		317,782

Dominican Republic — 0.1%
Dominican Republic International Bond
5.88%, 01/30/60(g)	150	128,658
6.40%, 06/05/49(g)	150	135,691
6.85%, 01/27/45(g)	100	95,015
7.45%, 04/30/44(g)	100	99,235

		458,599

Egypt — 0.2%
Egypt Government International Bond
6.88%, 04/30/40(g)	100	88,322
7.05%, 01/15/32(g)	200	189,352
8.50%, 01/31/47(g)	200	194,956
8.70%, 03/01/49(g)	200	195,866

		668,496

El Salvador — 0.0%
El Salvador Government International Bond
7.65%, 06/15/35(g)	150	122,058
8.25%, 04/10/32(g)	60	50,525

		172,583

Ghana — 0.1%
Ghana Government International Bond
8.13%, 03/26/32(g)	200	177,226
10.75%, 10/14/30(g)	200	224,354

		401,580

Guatemala — 0.1%
Guatemala Government Bond, 6.13%, 06/01/50 (Call 12/01/49)(g)	200	225,540

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	100	169,724

Indonesia — 0.6%
Indonesia Government International Bond
4.20%, 10/15/50	200	222,500
4.35%, 01/11/48	400	445,692
4.63%, 04/15/43(g)	200	227,996
5.13%, 01/15/45(g)	200	242,276
5.25%, 01/17/42(g)	200	243,916
5.25%, 01/08/47(g)	200	247,334
6.63%, 02/17/37(g)	100	134,426
7.75%, 01/17/38(g)	100	148,931
8.50%, 10/12/35(g)	100	153,910

		2,066,981

Israel — 0.2%
Israel Government AID Bond, 5.50%, 09/18/33	40	60,812
Israel Government International Bond
3.88%, 07/03/50	200	230,144
4.50%, 01/30/43	200	252,434
State of Israel, 3.38%, 01/15/50	200	212,280

		755,670

Security	Par (000)	Value

Italy — 0.1%
Republic of Italy Government International Bond
4.00%, 10/17/49	$200	$198,492
5.38%, 06/15/33	91	111,793

		310,285

Ivory Coast — 0.0%
Ivory Coast Government International Bond, 5.75%, 12/31/32 (Call 06/30/20)(f)(g)	85	80,586

Jamaica — 0.1%
Jamaica Government International Bond, 7.88%, 07/28/45	200	224,308

Kazakhstan — 0.1%
Kazakhstan Government International Bond, 4.88%, 10/14/44(g)	200	251,518

Kenya — 0.1%
Kenya Government International Bond, 8.00%, 05/22/32(g)	200	189,802

Lebanon — 0.0%
Lebanon Government International Bond, 7.25%, 03/23/37(g)(h)	50	8,687

Mexico — 0.7%
Mexico Government International Bond
4.35%, 01/15/47	200	201,200
4.50%, 01/31/50 (Call 07/31/49)	200	207,074
4.60%, 01/23/46	200	206,618
4.60%, 02/10/48	200	207,098
4.75%, 03/08/44	300	314,379
5.00%, 04/27/51 (Call 10/27/50)	200	215,456
5.55%, 01/21/45	250	292,025
5.75%, 10/12/2110	80	87,070
6.05%, 01/11/40	200	243,102
6.75%, 09/27/34	160	206,599
8.30%, 08/15/31	75	106,133

		2,286,754

Morocco — 0.1%
Morocco Government International Bond, 5.50%, 12/11/42(g)	200	229,840

Nigeria — 0.1%
Nigeria Government International Bond
7.63%, 11/28/47(g)	200	165,422
7.88%, 02/16/32(g)	200	176,976

		342,398

Oman — 0.1%
Oman Government International Bond
6.50%, 03/08/47(g)	200	151,648
6.75%, 01/17/48(g)	200	151,692

		303,340

Panama — 0.3%
Panama Government International Bond
4.30%, 04/29/53	200	232,436
4.50%, 05/15/47 (Call 11/15/46)	200	238,820
4.50%, 04/16/50 (Call 10/16/49)	200	238,052
6.70%, 01/26/36	200	278,926

		988,234

Paraguay — 0.1%
Paraguay Government International Bond, 6.10%, 08/11/44(g)	200	235,034

Peru — 0.2%
Peruvian Government International Bond
2.84%, 06/20/30	100	105,977

22

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Peru (continued)
5.63%, 11/18/50	$150	$235,134
6.55%, 03/14/37	100	151,356
8.75%, 11/21/33	127	211,030

		703,497

Philippines — 0.3%
Philippine Government International Bond
3.70%, 02/02/42	200	230,958
3.95%, 01/20/40	300	351,678
6.38%, 01/15/32	165	227,636
6.38%, 10/23/34	100	144,232
7.75%, 01/14/31	100	149,484

		1,103,988

Qatar — 0.5%
Qatar Government International Bond
4.40%, 04/16/50(a)	400	478,104
4.63%, 06/02/46(g)	200	248,008
4.82%, 03/14/49(g)	400	506,332
5.10%, 04/23/48(g)	400	525,324

		1,757,768

Romania — 0.1%
Romanian Government International Bond
5.13%, 06/15/48(g)	100	113,749
6.13%, 01/22/44(g)	100	126,071

		239,820

Russia — 0.4%
Russian Foreign Bond-Eurobond
5.10%, 03/28/35(g)	200	250,932
5.25%, 06/23/47(g)	400	541,912
5.63%, 04/04/42(g)	200	274,888
5.88%, 09/16/43(g)	200	287,012

		1,354,744

Saudi Arabia — 0.5%
Saudi Government International Bond
4.50%, 10/26/46(g)	400	449,700
4.50%, 04/22/60(a)	300	333,453
4.63%, 10/04/47(g)	417	472,478
5.00%, 04/17/49(g)	200	237,518
5.25%, 01/16/50(g)	200	245,658

		1,738,807

Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(g)	200	187,462

South Africa — 0.1%
Republic of South Africa Government International Bond
5.00%, 10/12/46	200	159,002
5.38%, 07/24/44	200	164,452
5.75%, 09/30/49	200	164,192

		487,646

South Korea — 0.1%
Korea International Bond, 3.88%, 09/20/48	200	271,636

Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	95	141,966
Inter-American Development Bank
3.20%, 08/07/42	50	63,943
3.88%, 10/28/41	30	42,019
4.38%, 01/24/44	35	53,463

Security	Par (000)	Value

Supranational (continued)
International Bank for Reconstruction & Development, 4.75%, 02/15/35	$70	$102,793

		404,184

Turkey — 0.3%
Turkey Government International Bond
4.88%, 04/16/43	200	146,574
5.75%, 05/11/47	200	156,352
6.00%, 01/14/41	300	245,955
6.63%, 02/17/45	200	172,724
6.75%, 05/30/40	100	89,624
6.88%, 03/17/36	135	123,961
7.25%, 03/05/38	50	47,664
8.00%, 02/14/34	100	103,103

		1,085,957

Ukraine — 0.1%
Ukraine Government International Bond, 7.38%, 09/25/32(g)	200	191,204

United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
3.13%, 09/30/49(g)	400	403,668
3.88%, 04/16/50(a)	400	458,908
4.13%, 10/11/47(g)	200	237,110

		1,099,686

Uruguay — 0.2%
Uruguay Government International Bond
4.98%, 04/20/55	200	244,628
5.10%, 06/18/50	250	307,350
7.63%, 03/21/36	100	148,018
7.88%, 01/15/33(d)	90	132,232

		832,228

Venezuela — 0.0%
Venezuela Government International Bond
9.38%, 01/13/34(h)	70	4,444
11.95%, 08/05/31(g)(h)	250	15,580

		20,024

Total Foreign Government Obligations — 7.3% (Cost: $25,120,900)		25,253,993

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	50	66,034

California — 1.0%
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	50	86,010
Series S-3, 6.91%, 10/01/50	175	304,517
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	100	167,959
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	50	67,763
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	50	84,814
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	60	80,012
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	50	77,007

23

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles Department of Water & Power System Revenue RB BAB
Series A, 5.72%, 07/01/39	$50	$75,129
Series A, 6.60%, 07/01/50	100	166,100
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	150	198,588
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49	150	224,779
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	50	71,174
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	100	125,627
State of California GO, 4.60%, 04/01/38 (Call 04/01/28)	100	114,564
State of California GO BAB
7.30%, 10/01/39	185	296,851
7.50%, 04/01/34	120	189,913
7.55%, 04/01/39	200	345,000
7.60%, 11/01/40	205	364,650
7.95%, 03/01/36 (Call 06/30/20)	0	11
University of California RB, Series AQ, 4.77%, 05/15/2115	150	200,257
University of California RB BAB, 5.77%, 05/15/43	50	73,274

		3,313,999

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	20	29,396

Georgia — 0.1%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	74	99,392
Project M, Series 2010-A, 6.66%, 04/01/57	50	68,232

		167,624

Illinois — 0.3%
Chicago O’Hare International Airport RB, Series C, 4.57%, 01/01/54	200	245,226
Metropolitan Water Reclamation District of Greater Chicago GOL BAB, 5.72%, 12/01/38	55	75,776
State of Illinois GO, 5.10%, 06/01/33(d)	550	531,789
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	100	109,489

		962,280

Maryland — 0.0%
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	50	71,122

Massachusetts — 0.1%
Commonwealth of Massachusetts GOL, Series E, 5.46%, 12/01/39	100	136,835
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	25	32,683
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	50	67,669

		237,187

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.23%, 05/15/50 (Call 11/15/49)	100	111,669

New Jersey — 0.2%
New Jersey State Turnpike Authority RB BAB
Series A, 7.10%, 01/01/41	100	158,165
Series F, 7.41%, 01/01/40	150	242,829

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	$50	$60,135
Series C, 6.10%, 12/15/28 (PR 12/15/20)	75	76,655

		537,784

New York — 0.5%
City of New York NY GO BAB, Series C-1, 5.52%, 10/01/37	100	133,136
Metropolitan Transportation Authority RB BAB, 7.34%, 11/15/39	150	232,999
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	50	68,025
5.57%, 11/01/38	150	202,484
New York City Water & Sewer System RB BAB, 5.72%, 06/15/42	150	228,655
New York State Dormitory Authority RB, Series F, 3.11%, 02/15/39	100	105,681
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39 BAB	100	129,433
New York State Thruway Authority RB, Series M, 3.50%, 01/01/42 (Call 01/01/30)	75	72,598
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	55	69,041
Port Authority of New York & New Jersey RB
Series 168, 4.93%, 10/01/51	180	238,154
Series 174, 4.46%, 10/01/62	150	190,089
Series 181, 4.96%, 08/01/46	50	65,860

		1,736,155

Ohio — 0.2%
American Municipal Power Inc. RB BAB
Series B, 7.83%, 02/15/41	125	197,260
Series E, 6.27%, 02/15/50	50	68,579
Ohio State University (The) RB, Series A, 4.80%, 06/01/2111	75	109,000
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	100	139,190
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	28,816

		542,845

Oregon — 0.0%
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	100	143,619

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB, Series B, 6.73%, 07/01/43	40	59,354

Texas — 0.3%
City of Houston TX GOL, Series A, 6.29%, 03/01/32	50	62,873
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
5.72%, 02/01/41	25	34,678
5.81%, 02/01/41	50	70,279
Dallas Area Rapid Transit RB BAB, Series B, 6.00%, 12/01/44	50	79,360
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	30	40,957
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 02/15/21) (PSF)	40	41,443
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	150	153,081

24

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	$50	$82,957
State of Texas GO BAB, 5.52%, 04/01/39	100	146,202
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	100	98,839
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	150	206,844

		1,017,513

Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	45	59,049

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	50	68,350

Wisconsin — 0.0%
State of Wisconsin RB, Series C, 3.15%, 05/01/27	25	27,170

Total Municipal Debt Obligations — 2.7% (Cost: $8,207,004)		9,151,150

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 0.6%
Federal National Mortgage Association, Series 2019-M4, Class A2, 3.61%, 02/25/31	300	349,122
FHLMC Multifamily Structured Pass Through Certificates
Series K-1512, Class A2, 2.99%, 05/25/31	90	103,065
Series K-1514, Class A2, 2.86%, 10/25/34	1,000	1,129,368
Freddie Mac Multifamily Structured Pass Through Certificates, Series 158, Class A2, 3.90%, 12/25/30(b)	375	451,040

		2,032,595

U.S. Government Agency Obligations — 1.1%
Federal Home Loan Banks, 5.50%, 07/15/36	150	234,294
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	375	591,555
6.75%, 03/15/31	450	709,655
Federal National Mortgage Association
6.63%, 11/15/30	200	310,670
7.25%, 05/15/30	330	524,400
Tennessee Valley Authority
3.50%, 12/15/42	50	61,807
5.25%, 09/15/39	65	97,443
5.38%, 04/01/56	500	858,325
7.13%, 05/01/30	225	348,165
Series B, 4.70%, 07/15/33	40	54,869

		3,791,183

U.S. Government Obligations — 34.2%
U.S. Treasury Note/Bond
1.25%, 05/15/50	2,500	2,406,250
2.00%, 02/15/50	5,900	6,770,250
2.25%, 08/15/46	3,210	3,808,364
2.25%, 08/15/49	2,800	3,370,500
2.38%, 11/15/49	2,960	3,660,688
2.50%, 02/15/45	600	740,344
2.50%, 02/15/46	2,095	2,595,836
2.50%, 05/15/46	3,750	4,652,930
2.75%, 08/15/42	1,800	2,301,188
2.75%, 11/15/42	325	415,442
2.75%, 08/15/47	3,550	4,641,625
2.75%, 11/15/47	3,500	4,583,359

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.88%, 05/15/43	$2,650	$3,459,492
2.88%, 08/15/45	3,475	4,582,656
2.88%, 11/15/46	1,150	1,530,578
2.88%, 05/15/49	1,200	1,624,500
3.00%, 05/15/45	575	772,387
3.00%, 11/15/45	2,100	2,832,703
3.00%, 02/15/47	1,450	1,976,984
3.00%, 05/15/47	740	1,009,406
3.00%, 02/15/48	7,250	9,938,164
3.00%, 08/15/48	3,560	4,900,006
3.00%, 02/15/49	2,055	2,839,432
3.13%, 11/15/41	600	811,031
3.13%, 02/15/42	800	1,083,875
3.13%, 08/15/44	1,050	1,432,594
3.13%, 05/15/48	2,885	4,047,114
3.38%, 05/15/44	1,450	2,050,844
3.50%, 02/15/39	790	1,118,467
3.63%, 08/15/43	2,950	4,307,000
3.63%, 02/15/44	2,350	3,441,649
3.75%, 11/15/43	2,300	3,423,406
3.88%, 08/15/40	1,150	1,712,781
4.25%, 05/15/39	1,200	1,856,625
4.25%, 11/15/40	1,000	1,562,188
4.38%, 11/15/39	1,530	2,407,359
4.38%, 05/15/40	595	940,658
4.38%, 05/15/41	840	1,335,206
4.50%, 08/15/39	1,825	2,905,742
4.63%, 02/15/40	1,800	2,921,063
4.75%, 02/15/37	475	759,109
4.75%, 02/15/41	1,000	1,657,031
5.00%, 05/15/37	500	821,484
5.38%, 02/15/31	525	782,168
6.25%, 05/15/30(d)	1,100	1,699,156

		118,489,634

Total U.S. Government & Agency Obligations — 35.9% (Cost: $101,995,535)		124,313,412

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(j)(k)(l)	7,294	7,293,801

Total Short-Term Investments — 2.1% (Cost: $7,293,801)		7,293,801

Total Investments in Securities — 100.6% (Cost: $312,333,226)		348,280,074

Other Assets, Less Liabilities — (0.6)%		(1,979,755)

Net Assets — 100.0%		$346,300,319

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)	Perpetual security with no stated maturity date.
(d)	All or a portion of this security is on loan.
(e)	Zero-coupon bond.

25

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 10+ Year USD Bond ETF

(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	U.S. dollar denominated security issued by foreign domiciled entity.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period-end.
(l)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/29/20 (000)	Net Activity (000)	Shares Held at 05/31/20 (000)	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	7,629	(335)	7,294	$7,293,801	$11,324	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$182,267,718	$—	$182,267,718
Foreign Government Obligations	—	25,253,993	—	25,253,993
Municipal Debt Obligations	—	9,151,150	—	9,151,150
U.S. Government & Agency Obligations	—	124,313,412	—	124,313,412
Money Market Funds	7,293,801	—	—	7,293,801

	$7,293,801	$340,986,273	$—	$348,280,074

Portfolio Abbreviations — Fixed Income

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

JSC	Joint Stock Company

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

26